October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
AAR Corp.(a)	2,580	$ 217,262
AeroVironment, Inc.(a)(b)	2,128	787,168
AerSale Corp.(a)	1,574	11,679
Archer Aviation, Inc., Class A(a)(b)	36,713	411,920
Astronics Corp.(a)(b)	1,757	86,409
ATI, Inc.(a)	9,449	935,168
Axon Enterprise, Inc.(a)	4,976	3,643,576
Boeing Co.(a)(b)	48,432	9,735,801
BWX Technologies, Inc.	6,067	1,295,972
Byrna Technologies, Inc.(a)(b)	1,282	25,961
Cadre Holdings, Inc.	2,386	101,310
Carpenter Technology Corp.	3,287	1,038,363
Curtiss-Wright Corp.	2,486	1,480,985
Ducommun, Inc.(a)	926	84,961
General Dynamics Corp.	16,869	5,818,118
General Electric Co.	70,405	21,751,625
HEICO Corp.	2,764	878,316
HEICO Corp., Class A	5,221	1,293,398
Hexcel Corp.	5,093	363,640
Howmet Aerospace, Inc.	26,812	5,521,931
Huntington Ingalls Industries, Inc.	2,636	848,845
Intuitive Machines, Inc., Class A(a)(b)	7,937	94,688
Karman Holdings, Inc.(a)(b)	1,709	143,966
Kratos Defense & Security Solutions, Inc.(a)	11,186	1,013,452
L3Harris Technologies, Inc.	12,382	3,579,636
Leonardo DRS, Inc.	4,533	165,726
Loar Holdings, Inc.(a)(b)	3,050	241,346
Lockheed Martin Corp.	13,962	6,867,629
Mercury Systems, Inc.(a)	3,148	243,687
Moog, Inc., Class A	1,996	408,881
National Presto Industries, Inc.	368	39,365
Northrop Grumman Corp.	9,076	5,295,392
Park Aerospace Corp.	1,798	34,450
Redwire Corp.(a)(b)	2,462	19,376
Rocket Lab Corp.(a)	27,632	1,740,263
RTX Corp.	89,638	16,000,383
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	288,273
StandardAero, Inc.(a)	9,452	273,068
Textron, Inc.	12,017	971,094
TransDigm Group, Inc.	3,680	4,815,317
V2X, Inc.(a)(b)	1,554	88,718
Voyager Technologies, Inc., Class A(a)(b)	1,486	45,442
VSE Corp.(b)	1,409	254,578
Woodward, Inc.	4,002	1,048,964
		100,006,102
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	7,731	1,190,497
Expeditors International of Washington, Inc.	9,097	1,108,924
FedEx Corp.	14,243	3,615,158
Forward Air Corp.(a)(b)	1,607	30,228
GXO Logistics, Inc.(a)	7,459	419,270
Hub Group, Inc., Class A	4,172	153,655
Radiant Logistics, Inc.(a)(b)	1,065	6,443
United Parcel Service, Inc., Class B	48,874	4,712,431
		11,236,606
Automobile Components — 0.1%
Adient PLC(a)	5,612	130,142
American Axle & Manufacturing Holdings, Inc.(a)	6,123	37,963
Aptiv PLC(a)	14,536	1,178,870
Security	Shares	Value
Automobile Components (continued)
BorgWarner, Inc.	14,641	$ 628,977
Cooper-Standard Holdings, Inc.(a)	698	21,094
Dana, Inc.	8,323	168,957
Dorman Products, Inc.(a)(b)	1,914	256,725
Fox Factory Holding Corp.(a)	2,625	58,039
Garrett Motion, Inc.	8,897	150,715
Gentex Corp.	14,762	346,169
Gentherm, Inc.(a)	2,298	84,566
Goodyear Tire & Rubber Co.(a)(b)	17,489	120,499
Holley, Inc.(a)	3,298	9,465
LCI Industries	1,621	167,757
Lear Corp.	3,657	382,705
Luminar Technologies, Inc., Class A(a)(b)	1,270	1,473
Modine Manufacturing Co.(a)	3,491	534,856
Patrick Industries, Inc.	2,094	218,551
Phinia, Inc.	2,926	151,889
QuantumScape Corp., Class A(a)	28,744	530,039
Solid Power, Inc., Class A(a)(b)	8,899	55,886
Standard Motor Products, Inc.	1,696	62,972
Visteon Corp.	1,648	176,600
XPEL, Inc.(a)	1,523	51,934
		5,526,843
Automobiles — 2.2%
Ford Motor Co.	259,361	3,405,410
General Motors Co.	63,535	4,389,633
Harley-Davidson, Inc.	7,932	214,005
Lucid Group, Inc.(a)(b)	7,689	136,480
Rivian Automotive, Inc., Class A(a)(b)	53,218	722,168
Tesla, Inc.(a)	188,115	85,885,785
Thor Industries, Inc.	3,278	342,059
Winnebago Industries, Inc.	2,035	76,740
		95,172,280
Banks — 3.8%
1st Source Corp.	997	59,262
ACNB Corp.	658	29,728
Amalgamated Financial Corp.	3,163	86,223
Amerant Bancorp, Inc., Class A	4,712	79,020
Ameris Bancorp	4,339	310,759
Arrow Financial Corp.	1,851	51,624
Associated Banc-Corp.	11,591	287,109
Atlantic Union Bankshares Corp.	9,021	293,363
Axos Financial, Inc.(a)	3,469	270,513
Banc of California, Inc.	8,476	143,838
BancFirst Corp.	1,868	203,350
Bancorp, Inc.(a)(b)	2,594	169,570
Bank First Corp.	578	70,585
Bank of America Corp.	451,748	24,145,931
Bank of Hawaii Corp.	2,181	141,612
Bank of Marin Bancorp	1,301	33,501
Bank of NT Butterfield & Son Ltd.	3,623	167,600
Bank OZK	6,920	311,331
BankUnited, Inc.	5,109	204,769
Banner Corp.	2,344	141,554
Bar Harbor Bankshares	1,349	39,566
BayCom Corp.	1,314	35,820
BCB Bancorp, Inc.	1,342	10,655
Beacon Financial Corp.	5,576	135,720
Blue Foundry Bancorp(a)	1,829	15,071
BOK Financial Corp.	1,817	190,022
Bridgewater Bancshares, Inc.(a)	1,355	22,303
Burke & Herbert Financial Services Corp.	750	44,145

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Business First Bancshares, Inc.	2,631	$ 64,512
Byline Bancorp, Inc.	1,662	44,442
Cadence Bank	6,933	261,651
Camden National Corp.	1,025	39,104
Capital Bancorp, Inc.	643	17,872
Capital City Bank Group, Inc.	1,111	43,218
Capitol Federal Financial, Inc.	5,759	34,784
Carter Bankshares, Inc.(a)	3,260	55,681
Cathay General Bancorp	4,573	207,843
Central Pacific Financial Corp.	427	12,174
ChoiceOne Financial Services, Inc.	1,113	31,876
Citigroup, Inc.	122,083	12,358,462
Citizens & Northern Corp.	1,802	34,887
Citizens Financial Group, Inc.	29,242	1,487,541
Citizens Financial Services, Inc.	365	19,998
City Holding Co.	990	116,701
Civista Bancshares, Inc.	808	17,396
CNB Financial Corp.	1,531	37,663
Coastal Financial Corp.(a)(b)	714	76,041
Colony Bankcorp, Inc.	1,564	25,008
Columbia Banking System, Inc.	19,765	529,702
Columbia Financial, Inc.(a)(b)	2,444	36,049
Comerica, Inc.	8,290	634,185
Commerce Bancshares, Inc.	8,956	471,354
Community Financial System, Inc.	3,600	199,728
Community Trust Bancorp, Inc.	982	50,274
Community West Bancshares	3,575	75,719
ConnectOne Bancorp, Inc.	2,984	71,795
Cullen/Frost Bankers, Inc.	4,171	513,617
Customers Bancorp, Inc.(a)	1,668	111,956
CVB Financial Corp.	8,995	165,238
Dime Community Bancshares, Inc.	1,767	46,384
Eagle Bancorp, Inc.	1,044	17,487
East West Bancorp, Inc.	9,370	951,992
Eastern Bankshares, Inc.	12,797	224,331
Enterprise Financial Services Corp.	2,436	127,573
Equity Bancshares, Inc., Class A	1,265	51,245
Esquire Financial Holdings, Inc.(b)	654	61,345
Farmers & Merchants Bancorp, Inc.	828	19,789
Farmers National Banc Corp.	1,865	24,208
FB Financial Corp.	2,244	121,198
Fifth Third Bancorp	45,228	1,882,389
Financial Institutions, Inc.	1,577	44,834
First Bancorp, Inc.	314	7,784
First BanCorp./Puerto Rico	4,434	86,419
First Bancorp/Southern Pines NC	1,949	94,604
First Bank	1,767	27,601
First Busey Corp.	6,005	134,272
First Business Financial Services, Inc.	758	38,362
First Citizens BancShares, Inc., Class A	655	1,195,257
First Commonwealth Financial Corp.	6,445	98,544
First Community Bankshares, Inc.	972	31,434
First Financial Bancorp	6,548	153,289
First Financial Bankshares, Inc.	8,460	261,329
First Financial Corp.	1,022	54,493
First Foundation, Inc.(a)	8,534	46,425
First Hawaiian, Inc.	9,199	225,651
First Horizon Corp.	35,092	749,565
First Interstate BancSystem, Inc., Class A	6,284	196,375
First Merchants Corp.	5,175	183,609
First Mid Bancshares, Inc.	1,619	57,847
Five Star Bancorp	948	33,663
Flagstar Financial, Inc.	21,573	246,364
Security	Shares	Value
Banks (continued)
Flushing Financial Corp.	2,055	$ 28,092
FNB Corp.	26,852	422,113
Fulton Financial Corp.	11,311	196,472
German American Bancorp, Inc.	1,773	68,331
Glacier Bancorp, Inc.	7,711	314,994
Great Southern Bancorp, Inc.	559	31,136
Greene County Bancorp, Inc.	778	17,077
Hancock Whitney Corp.	5,823	332,552
Hanmi Financial Corp.	907	23,945
HarborOne Bancorp, Inc.	2,218	26,838
HBT Financial, Inc.	1,273	31,048
Heritage Commerce Corp.	3,436	35,734
Heritage Financial Corp.	1,053	23,366
Hilltop Holdings, Inc.	3,539	114,310
Hingham Institution For Savings	79	23,247
Home Bancorp, Inc.	190	10,099
Home BancShares, Inc.	13,490	360,318
HomeTrust Bancshares, Inc.	642	25,237
Hope Bancorp, Inc.	7,383	77,448
Horizon Bancorp, Inc.	2,632	41,059
Huntington Bancshares, Inc.	103,340	1,595,570
Independent Bank Corp.	4,514	270,199
International Bancshares Corp.	4,389	291,342
John Marshall Bancorp, Inc.	759	14,497
JPMorgan Chase & Co.	185,922	57,844,053
Kearny Financial Corp.	5,495	35,113
KeyCorp.	64,084	1,127,238
Lakeland Financial Corp.	1,478	84,320
Live Oak Bancshares, Inc.	2,391	74,456
M&T Bank Corp.	10,584	1,946,080
Mechanics Bancorp, Class A(a)	954	12,774
Mercantile Bank Corp.	2,437	106,862
Metrocity Bankshares, Inc.	1,908	48,864
Metropolitan Bank Holding Corp.	533	35,322
Mid Penn Bancorp, Inc.	806	22,931
Midland States Bancorp, Inc.	963	14,098
MidWestOne Financial Group, Inc.	1,021	37,767
MVB Financial Corp.	865	22,127
National Bank Holdings Corp., Class A	2,275	81,127
NB Bancorp, Inc.	6,036	109,071
NBT Bancorp, Inc.	3,198	129,423
Nicolet Bankshares, Inc.	940	111,052
Northeast Bank(b)	629	54,270
Northfield Bancorp, Inc.	2,756	28,166
Northrim BanCorp, Inc.	2,288	50,290
Northwest Bancshares, Inc.	8,857	103,715
NU Holdings Ltd./Cayman Islands, Class A(a)	223,315	3,597,605
OceanFirst Financial Corp.	4,668	84,864
OFG Bancorp	2,791	107,900
Old National Bancorp	22,582	461,350
Old Second Bancorp, Inc.	2,744	49,255
Orange County Bancorp, Inc.	1,391	34,010
Origin Bancorp, Inc.	1,892	65,577
Orrstown Financial Services, Inc.	3,495	116,314
Park National Corp.	1,046	159,191
Pathward Financial, Inc.	1,236	84,122
PCB Bancorp	1,231	25,937
Peapack-Gladstone Financial Corp.	1,216	30,765
Peoples Bancorp, Inc.	2,207	63,120
Peoples Financial Services Corp.	546	24,319
Pinnacle Financial Partners, Inc.	5,340	455,021
PNC Financial Services Group, Inc.	26,727	4,879,014
Popular, Inc.	4,518	503,621
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Preferred Bank/Los Angeles CA	305	$ 27,526
Primis Financial Corp.	1,942	21,139
Prosperity Bancshares, Inc.	5,985	393,933
Provident Financial Services, Inc.	7,831	143,229
QCR Holdings, Inc.(b)	904	67,249
RBB Bancorp	350	6,521
Red River Bancshares, Inc.	282	18,629
Regions Financial Corp.	61,780	1,495,076
Renasant Corp.	7,863	264,433
Republic Bancorp, Inc., Class A	538	35,454
S&T Bancorp, Inc.	2,286	83,759
Seacoast Banking Corp. of Florida	5,847	177,164
ServisFirst Bancshares, Inc.	3,545	249,107
Shore Bancshares, Inc.	2,166	33,811
Sierra Bancorp	1,347	38,767
Simmons First National Corp., Class A	9,597	166,796
SmartFinancial, Inc.	1,272	44,482
South Plains Financial, Inc.	1,099	40,114
Southern First Bancshares, Inc.(a)	161	7,058
Southern Missouri Bancorp, Inc.	347	18,197
Southside Bancshares, Inc.	1,208	33,969
Southstate Bank Corp.	6,838	606,189
Stellar Bancorp, Inc.	2,975	87,554
Stock Yards Bancorp, Inc.	1,716	111,574
Synovus Financial Corp.	9,163	409,036
Texas Capital Bancshares, Inc.(a)	3,487	292,350
TFS Financial Corp.	4,986	66,314
Third Coast Bancshares, Inc.(a)	1,211	44,504
Tompkins Financial Corp.	1,151	73,042
Towne Bank/Portsmouth VA	6,934	225,424
TriCo Bancshares	1,964	86,868
Triumph Financial, Inc.(a)	1,335	72,704
Truist Financial Corp.	86,915	3,879,016
TrustCo Bank Corp./New York	719	27,114
Trustmark Corp.	3,530	131,387
U.S. Bancorp	105,038	4,903,174
UMB Financial Corp.	5,004	534,828
United Bankshares, Inc.	9,589	343,190
United Community Banks, Inc.	3,642	106,346
Univest Financial Corp.	1,834	53,846
USCB Financial Holdings, Inc., Class A	1,758	30,343
Valley National Bancorp	35,791	389,048
WaFd, Inc.	5,659	164,281
Washington Trust Bancorp, Inc.	1,069	29,120
Webster Financial Corp.	11,532	657,785
Wells Fargo & Co.	215,998	18,785,346
WesBanco, Inc.	5,904	177,710
West BanCorp, Inc.	1,337	28,438
Westamerica BanCorp	1,572	74,906
Western Alliance Bancorp	7,392	571,771
Wintrust Financial Corp.	4,624	601,213
WSFS Financial Corp.	3,434	178,877
Zions Bancorp N.A.	9,529	496,556
		167,839,072
Beverages — 0.9%
Boston Beer Co., Inc., Class A(a)	590	122,124
Brown-Forman Corp., Class A	2,982	80,872
Brown-Forman Corp., Class B	10,300	280,469
Celsius Holdings, Inc.(a)	11,162	672,287
Coca-Cola Co.	260,313	17,935,566
Coca-Cola Consolidated, Inc.	3,521	459,068
Constellation Brands, Inc., Class A	9,528	1,251,788
Security	Shares	Value
Beverages (continued)
Keurig Dr. Pepper, Inc.	87,027	$ 2,363,653
MGP Ingredients, Inc.	1,116	27,007
Molson Coors Beverage Co., Class B	10,801	472,220
Monster Beverage Corp.(a)	46,194	3,087,145
National Beverage Corp.(a)	1,540	52,776
PepsiCo, Inc.	91,588	13,380,091
Primo Brands Corp.	17,369	381,597
Vita Coco Co., Inc.(a)	3,365	138,571
		40,705,234
Biotechnology — 2.1%
4D Molecular Therapeutics, Inc.(a)(b)	3,771	43,367
AbbVie, Inc.	118,583	25,855,837
Absci Corp.(a)(b)	12,031	51,493
ACADIA Pharmaceuticals, Inc.(a)	7,957	180,624
ADC Therapeutics SA(a)(b)	12,438	55,473
ADMA Biologics, Inc.(a)	15,650	242,262
Agios Pharmaceuticals, Inc.(a)(b)	3,560	153,934
Akebia Therapeutics, Inc.(a)(b)	20,965	46,333
Akero Therapeutics, Inc.(a)(b)	4,463	241,895
Aldeyra Therapeutics, Inc.(a)(b)	3,447	17,476
Alector, Inc.(a)	2,986	4,389
Alkermes PLC(a)	10,139	311,267
Allogene Therapeutics, Inc.(a)(b)	5,719	7,092
Alnylam Pharmaceuticals, Inc.(a)	8,337	3,802,005
Altimmune, Inc.(a)(b)	4,063	16,455
Amgen, Inc.	35,889	10,710,354
Amicus Therapeutics, Inc.(a)(b)	21,889	197,658
AnaptysBio, Inc.(a)	865	31,642
Anavex Life Sciences Corp.(a)(b)	5,000	39,850
Anika Therapeutics, Inc.(a)	1,304	12,714
Annexon, Inc.(a)	6,182	19,535
Apellis Pharmaceuticals, Inc.(a)	6,746	144,837
Apogee Therapeutics, Inc.(a)(b)	2,661	150,586
Arbutus Biopharma Corp.(a)(b)	7,498	35,466
Arcellx, Inc.(a)	2,153	194,308
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	12,014
Arcus Biosciences, Inc.(a)	3,707	73,102
Arcutis Biotherapeutics, Inc.(a)(b)	6,214	157,276
Ardelyx, Inc.(a)	19,637	119,000
ArriVent Biopharma, Inc.(a)(b)	2,616	48,998
Arrowhead Pharmaceuticals, Inc.(a)	7,797	330,515
ARS Pharmaceuticals, Inc.(a)(b)	4,460	39,962
Astria Therapeutics, Inc.(a)	2,797	35,326
aTyr Pharma, Inc.(a)(b)	7,487	6,484
Aura Biosciences, Inc.(a)(b)	7,824	47,961
Aurinia Pharmaceuticals, Inc.(a)	8,475	111,616
Avidity Biosciences, Inc.(a)	7,362	514,236
Avita Medical, Inc.(a)(b)	1,749	6,769
Beam Therapeutics, Inc.(a)(b)	6,921	173,094
Bicara Therapeutics, Inc.(a)(b)	3,784	61,490
BioCryst Pharmaceuticals, Inc.(a)(b)	15,885	116,278
Biogen, Inc.(a)	9,693	1,495,339
Biohaven Ltd.(a)	6,094	104,817
BioMarin Pharmaceutical, Inc.(a)	12,679	679,214
Bridgebio Pharma, Inc.(a)(b)	10,579	662,669
Capricor Therapeutics, Inc.(a)(b)	5,016	32,654
Cardiff Oncology, Inc.(a)(b)	10,745	25,251
CareDx, Inc.(a)	4,945	74,175
Caris Life Sciences, Inc.(a)	1,348	40,548
Catalyst Pharmaceuticals, Inc.(a)	8,892	189,133
Celcuity, Inc.(a)(b)	2,005	154,706
Celldex Therapeutics, Inc.(a)(b)	4,265	114,003

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
CG oncology, Inc.(a)(b)	3,464	$ 149,887
Cidara Therapeutics, Inc.(a)(b)	849	92,745
Cogent Biosciences, Inc.(a)	7,471	121,777
Coherus Oncology, Inc.(a)(b)	6,286	10,560
Compass Therapeutics, Inc.(a)(b)	8,157	30,507
CRISPR Therapeutics AG(a)(b)	5,693	364,295
Cullinan Therapeutics, Inc.(a)	4,093	35,445
Cytokinetics, Inc.(a)	7,503	477,116
Day One Biopharmaceuticals, Inc.(a)(b)	3,982	29,626
Denali Therapeutics, Inc.(a)(b)	8,773	142,824
Design Therapeutics, Inc.(a)(b)	2,613	17,507
Dianthus Therapeutics, Inc.(a)	1,902	66,532
Disc Medicine, Inc.(a)	1,366	117,777
Dynavax Technologies Corp.(a)	8,014	82,224
Dyne Therapeutics, Inc.(a)(b)	8,657	195,475
Editas Medicine, Inc.(a)(b)	6,257	19,272
Emergent BioSolutions, Inc.(a)(b)	5,872	73,283
Enanta Pharmaceuticals, Inc.(a)	1,355	14,851
Entrada Therapeutics, Inc.(a)(b)	1,826	12,691
Erasca, Inc.(a)(b)	16,501	39,932
Exact Sciences Corp.(a)	12,792	827,514
Exelixis, Inc.(a)	17,933	693,469
Fate Therapeutics, Inc.(a)	5,497	7,421
Foghorn Therapeutics, Inc.(a)(b)	1,251	5,517
Geron Corp.(a)	43,271	54,521
Gilead Sciences, Inc.	83,323	9,981,262
Gossamer Bio, Inc.(a)(b)	13,303	32,592
GRAIL, Inc.(a)(b)	1,680	154,442
Halozyme Therapeutics, Inc.(a)	8,051	524,845
Heron Therapeutics, Inc.(a)(b)	5,088	5,902
Humacyte, Inc.(a)(b)	4,049	6,762
Ideaya Biosciences, Inc.(a)(b)	6,581	209,671
ImmunityBio, Inc.(a)(b)	7,947	19,073
Immunome, Inc.(a)(b)	4,279	68,764
Immunovant, Inc.(a)	3,713	91,637
Incyte Corp.(a)	10,407	972,846
Inhibrx Biosciences, Inc.(a)(b)	560	45,730
Insmed, Inc.(a)	12,468	2,363,933
Intellia Therapeutics, Inc.(a)(b)	5,528	69,763
Ionis Pharmaceuticals, Inc.(a)(b)	10,690	794,267
Iovance Biotherapeutics, Inc.(a)(b)	18,001	35,462
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	16,902
Janux Therapeutics, Inc.(a)	2,065	59,286
KalVista Pharmaceuticals, Inc.(a)(b)	2,567	28,006
Keros Therapeutics, Inc.(a)(b)	1,802	27,426
Kodiak Sciences, Inc.(a)(b)	1,928	34,945
Krystal Biotech, Inc.(a)	1,586	313,251
Kura Oncology, Inc.(a)	4,970	51,042
Kymera Therapeutics, Inc.(a)	3,501	216,502
Larimar Therapeutics, Inc.(a)(b)	4,731	18,404
Madrigal Pharmaceuticals, Inc.(a)	1,232	516,085
MannKind Corp.(a)(b)	23,145	129,381
MeiraGTx Holdings PLC(a)(b)	2,029	18,423
Metsera, Inc.(a)	3,557	224,233
MiMedx Group, Inc.(a)	9,149	69,990
Mineralys Therapeutics, Inc.(a)	2,581	105,460
Mirum Pharmaceuticals, Inc.(a)	2,999	217,877
Moderna, Inc.(a)	24,179	656,702
Monte Rosa Therapeutics, Inc.(a)(b)	998	12,824
Myriad Genetics, Inc.(a)	6,730	54,109
Natera, Inc.(a)	8,803	1,751,181
Neurocrine Biosciences, Inc.(a)	6,488	929,146
Security	Shares	Value
Biotechnology (continued)
Neurogene, Inc.(a)	1,070	$ 36,658
Nkarta, Inc.(a)(b)	2,544	5,368
Novavax, Inc.(a)(b)	8,300	69,720
Nurix Therapeutics, Inc.(a)	4,671	60,443
Nuvalent, Inc., Class A(a)	3,064	304,316
Olema Pharmaceuticals, Inc.(a)(b)	2,267	20,335
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	28,093
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	48,389
Oruka Therapeutics, Inc.(a)	2,857	80,482
Perspective Therapeutics, Inc.(a)	3,920	10,702
Praxis Precision Medicines, Inc.(a)(b)	1,385	275,283
Precigen, Inc.(a)(b)	5,740	23,764
Prime Medicine, Inc.(a)(b)	2,694	13,308
Protagonist Therapeutics, Inc.(a)	3,563	280,123
Prothena Corp. PLC(a)(b)	2,491	26,778
PTC Therapeutics, Inc.(a)(b)	5,457	372,768
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,733	131,006
Regeneron Pharmaceuticals, Inc.	6,922	4,511,760
REGENXBIO, Inc.(a)(b)	3,603	46,010
Relay Therapeutics, Inc.(a)	5,448	38,899
Replimune Group, Inc.(a)(b)	3,154	30,688
Revolution Medicines, Inc.(a)	11,350	667,834
Rezolute, Inc.(a)(b)	5,514	51,390
Rhythm Pharmaceuticals, Inc.(a)	3,416	388,604
Rigel Pharmaceuticals, Inc.(a)(b)	1,105	34,896
Rocket Pharmaceuticals, Inc.(a)	4,600	17,342
Roivant Sciences Ltd.(a)	28,265	565,017
Sana Biotechnology, Inc.(a)(b)	11,242	55,648
Sarepta Therapeutics, Inc.(a)	6,626	159,090
Savara, Inc.(a)(b)	7,236	30,029
Scholar Rock Holding Corp.(a)(b)	5,414	160,363
Soleno Therapeutics, Inc.(a)	2,750	184,690
Solid Biosciences, Inc.(a)	8,458	45,589
Spyre Therapeutics, Inc.(a)	2,754	67,363
Stoke Therapeutics, Inc.(a)(b)	3,419	102,707
Summit Therapeutics, Inc.(a)(b)	8,075	152,698
Syndax Pharmaceuticals, Inc.(a)(b)	4,959	67,938
Tango Therapeutics, Inc.(a)	1,668	13,527
Taysha Gene Therapies, Inc.(a)(b)	14,523	72,034
TG Therapeutics, Inc.(a)	9,652	335,697
Travere Therapeutics, Inc.(a)(b)	5,719	201,080
Twist Bioscience Corp.(a)(b)	3,793	124,752
Tyra Biosciences, Inc.(a)(b)	1,832	29,019
Ultragenyx Pharmaceutical, Inc.(a)	6,233	215,662
United Therapeutics Corp.(a)	3,015	1,342,971
Upstream Bio, Inc.(a)(b)	3,490	90,216
UroGen Pharma Ltd.(a)(b)	1,616	33,080
Vanda Pharmaceuticals, Inc.(a)(b)	2,945	12,811
Vaxcyte, Inc.(a)	8,353	378,224
Vera Therapeutics, Inc., Class A(a)	3,229	91,897
Veracyte, Inc.(a)	5,067	182,817
Verastem, Inc.(a)(b)	5,492	51,899
Vericel Corp.(a)	3,406	119,414
Vertex Pharmaceuticals, Inc.(a)	17,160	7,302,781
Viking Therapeutics, Inc.(a)	7,100	270,368
Vir Biotechnology, Inc.(a)	5,579	33,251
Viridian Therapeutics, Inc.(a)(b)	4,821	113,920
Voyager Therapeutics, Inc.(a)(b)	2,518	11,759
Xencor, Inc.(a)	3,868	56,898
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	5,518	$ 231,315
Zymeworks, Inc.(a)(b)	3,388	64,660
		93,050,519
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	641,627	156,698,146
Coupang, Inc., Class A(a)	82,807	2,647,340
Dillard’s, Inc., Class A	175	105,014
eBay, Inc.	30,963	2,517,601
Etsy, Inc.(a)	6,756	418,872
Groupon, Inc.(a)(b)	2,275	45,796
Kohl’s Corp.	6,902	112,295
Macy’s, Inc.	18,985	370,018
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	500,033
Savers Value Village, Inc.(a)(b)	1,377	12,682
		163,427,797
Building Products — 0.6%
A.O. Smith Corp.	7,902	521,453
AAON, Inc.	4,543	446,986
Advanced Drainage Systems, Inc.	4,719	660,896
Allegion PLC	5,855	970,583
American Woodmark Corp.(a)	1,233	78,579
Apogee Enterprises, Inc.	1,427	52,242
Armstrong World Industries, Inc.	3,001	571,480
AZZ, Inc.	2,218	221,467
Builders FirstSource, Inc.(a)	7,390	858,496
Carlisle Cos., Inc.	2,916	947,846
Carrier Global Corp.	52,912	3,147,735
CSW Industrials, Inc.	1,106	276,965
Fortune Brands Innovations, Inc.	8,362	424,790
Gibraltar Industries, Inc.(a)	1,865	116,357
Griffon Corp.	2,530	187,245
Hayward Holdings, Inc.(a)	11,880	201,604
Insteel Industries, Inc.	1,232	38,488
Janus International Group, Inc.(a)	10,578	101,549
JELD-WEN Holding, Inc.(a)	6,029	26,166
Johnson Controls International PLC	44,261	5,063,016
Lennox International, Inc.	2,156	1,088,780
Masco Corp.	13,522	875,685
Masterbrand, Inc.(a)	8,295	104,766
Owens Corning	5,798	738,143
Quanex Building Products Corp.	4,271	60,691
Resideo Technologies, Inc.(a)	9,442	404,118
Simpson Manufacturing Co., Inc.	2,694	475,491
Tecnoglass, Inc.	1,729	103,100
Trane Technologies PLC	14,965	6,714,047
Trex Co., Inc.(a)	7,520	363,366
UFP Industries, Inc.	3,867	356,267
Zurn Elkay Water Solutions Corp.	9,531	449,005
		26,647,402
Capital Markets — 3.3%
Acadian Asset Management, Inc.	1,883	90,572
Affiliated Managers Group, Inc.	1,829	435,229
AlTi Global, Inc., Class A(a)(b)	6,212	24,475
Ameriprise Financial, Inc.	6,315	2,859,243
Ares Management Corp., Class A	12,757	1,897,093
Artisan Partners Asset Management, Inc., Class A	3,613	157,744
Bank of New York Mellon Corp.	47,247	5,099,369
BGC Group, Inc., Class A	22,373	204,489
Blackrock, Inc.(c)	10,217	11,063,070
Blackstone, Inc., Class A	48,984	7,183,014
Blue Owl Capital, Inc., Class A	41,353	652,137
Security	Shares	Value
Capital Markets (continued)
Brookfield Asset Management Ltd., Class A	26,078	$ 1,409,777
Carlyle Group, Inc.	17,750	946,430
Cboe Global Markets, Inc.	7,076	1,738,149
Charles Schwab Corp.	114,187	10,792,955
CME Group, Inc., Class A	24,054	6,386,096
Cohen & Steers, Inc.	1,830	125,026
Coinbase Global, Inc., Class A(a)	14,052	4,830,797
Diamond Hill Investment Group, Inc., Class A	101	12,963
DigitalBridge Group, Inc., Class A	11,708	138,506
Donnelley Financial Solutions, Inc.(a)	1,458	66,995
Evercore, Inc., Class A	2,488	732,865
FactSet Research Systems, Inc.	2,558	682,474
Forge Global Holdings, Inc.(a)	709	15,555
Franklin Resources, Inc.	21,309	481,797
Freedom Holding Corp.(a)	1,141	175,326
GCM Grosvenor, Inc., Class A	2,165	24,919
Goldman Sachs Group, Inc.	20,112	15,875,809
Hamilton Lane, Inc., Class A	2,666	303,817
Houlihan Lokey, Inc., Class A	3,663	655,970
Interactive Brokers Group, Inc., Class A	28,816	2,027,494
Intercontinental Exchange, Inc.	38,161	5,582,573
Invesco Ltd.	23,471	556,263
Janus Henderson Group PLC	8,874	386,551
Jefferies Financial Group, Inc.	10,446	551,862
KKR & Co., Inc., Class A	45,250	5,354,433
Lazard, Inc.	6,306	307,733
LPL Financial Holdings, Inc.	5,277	1,991,065
Marex Group PLC	3,698	112,234
MarketAxess Holdings, Inc.	2,511	401,911
Moelis & Co., Class A	4,116	260,666
Moody’s Corp.	10,454	5,021,056
Morgan Stanley	76,982	12,625,048
Morningstar, Inc.	1,651	350,507
MSCI, Inc., Class A	4,982	2,932,156
Nasdaq, Inc.	27,561	2,356,190
Northern Trust Corp.	12,644	1,626,903
Open Lending Corp.(a)	5,715	10,859
P10, Inc., Class A	2,388	24,262
Patria Investments Ltd., Class A	4,257	62,024
Perella Weinberg Partners, Class A	3,888	72,628
Piper Sandler Cos.	1,151	367,468
PJT Partners, Inc., Class A	1,623	261,482
Raymond James Financial, Inc.	12,194	1,934,822
Robinhood Markets, Inc., Class A(a)	49,366	7,245,941
S&P Global, Inc.	20,565	10,019,474
SEI Investments Co.	6,704	540,409
State Street Corp.	18,866	2,182,042
StepStone Group, Inc., Class A	4,241	258,192
Stifel Financial Corp.	6,663	789,099
StoneX Group, Inc.(a)	3,068	282,011
T Rowe Price Group, Inc.	14,823	1,519,802
TPG, Inc., Class A	8,912	490,516
Tradeweb Markets, Inc., Class A	7,952	838,061
Victory Capital Holdings, Inc., Class A	3,077	191,605
Virtu Financial, Inc., Class A	5,659	197,160
Virtus Investment Partners, Inc.	369	60,081
WisdomTree, Inc.	8,155	97,534
XP, Inc., Class A	26,729	487,002
		145,439,780
Chemicals — 1.0%
AdvanSix, Inc.	1,773	32,960
Air Products and Chemicals, Inc.	14,774	3,584,025

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Albemarle Corp.	7,911	$ 777,098
American Vanguard Corp.(a)	1,202	5,373
Ashland, Inc.	3,556	173,888
ASP Isotopes, Inc.(a)(b)	4,710	47,712
Aspen Aerogels, Inc.(a)(b)	3,713	30,224
Avient Corp.	6,209	199,123
Axalta Coating Systems Ltd.(a)	14,722	419,135
Balchem Corp.	2,008	308,007
Cabot Corp.	3,476	234,560
Celanese Corp., Class A	7,270	279,459
CF Industries Holdings, Inc.	10,650	887,039
Chemours Co.	9,301	124,540
Corteva, Inc.	45,742	2,810,389
Dow, Inc.	47,794	1,139,887
DuPont de Nemours, Inc.	27,774	2,267,747
Eastman Chemical Co.	7,913	470,982
Ecolab, Inc.	16,639	4,266,240
Ecovyst, Inc.(a)	8,228	67,387
Element Solutions, Inc.	15,867	423,966
FMC Corp.	8,070	122,422
Hawkins, Inc.	1,466	207,952
HB Fuller Co.	3,352	192,304
Huntsman Corp.	10,842	89,772
Ingevity Corp.(a)	2,428	130,432
Innospec, Inc.	1,590	116,992
International Flavors & Fragrances, Inc.	16,790	1,057,266
Intrepid Potash, Inc.(a)	1,114	29,666
Koppers Holdings, Inc.	1,368	38,605
Kronos Worldwide, Inc.	777	3,823
Linde PLC	31,503	13,177,705
LSB Industries, Inc.(a)	3,652	30,786
LyondellBasell Industries NV, Class A	17,142	795,732
Mativ Holdings, Inc.	5,609	59,904
Minerals Technologies, Inc.	2,032	115,316
Mosaic Co.	21,159	580,815
NewMarket Corp.	377	289,498
Olin Corp.	7,772	160,880
Orion SA	3,373	17,877
Perimeter Solutions, Inc.(a)	8,957	210,579
PPG Industries, Inc.	15,101	1,476,123
PureCycle Technologies, Inc.(a)(b)	9,838	113,924
Quaker Chemical Corp.	858	119,168
Rayonier Advanced Materials, Inc.(a)	5,464	37,975
RPM International, Inc.	8,598	939,589
Scotts Miracle-Gro Co.	3,291	176,134
Sensient Technologies Corp.	2,722	256,657
Sherwin-Williams Co.	15,658	5,401,071
Solstice Advanced Materials, Inc.(a)(b)	10,633	479,229
Stepan Co.	1,403	60,820
Tronox Holdings PLC	6,792	23,772
Westlake Corp.	2,011	138,377
		45,200,906
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	4,442	191,006
ACCO Brands Corp.	3,640	13,686
ACV Auctions, Inc., Class A(a)	10,052	91,172
BrightView Holdings, Inc.(a)	2,533	31,207
Brink’s Co.	2,944	327,255
Casella Waste Systems, Inc., Class A(a)(b)	3,988	353,217
CECO Environmental Corp.(a)(b)	2,391	116,896
Cimpress PLC(a)	1,338	92,603
Security	Shares	Value
Commercial Services & Supplies (continued)
Cintas Corp.	22,884	$ 4,193,951
Clean Harbors, Inc.(a)	3,497	736,153
Copart, Inc.(a)	59,365	2,553,289
CoreCivic, Inc.(a)	8,030	148,796
Deluxe Corp.	2,249	40,729
Ennis, Inc.	1,476	24,206
Enviri Corp.(a)	4,861	59,353
GEO Group, Inc.(a)	8,758	148,623
Healthcare Services Group, Inc.(a)	5,673	101,377
HNI Corp.	3,184	130,289
Interface, Inc., Class A	3,655	91,009
Liquidity Services, Inc.(a)	1,769	42,350
MillerKnoll, Inc.	5,129	80,115
Montrose Environmental Group, Inc.(a)	1,946	50,362
MSA Safety, Inc.	2,542	399,170
OPENLANE, Inc.(a)	7,187	189,881
Pitney Bowes, Inc.	4,321	42,691
Quad/Graphics, Inc., Class A	1,629	8,976
RB Global, Inc.	12,454	1,235,686
Republic Services, Inc.	13,428	2,796,247
Rollins, Inc.	18,665	1,075,291
Steelcase, Inc., Class A	4,806	76,704
Tetra Tech, Inc.	17,820	569,884
UniFirst Corp.	954	147,250
Veralto Corp.	15,791	1,558,256
Vestis Corp.	9,458	49,654
Waste Management, Inc.	24,778	4,949,901
		22,717,235
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	5,274	54,955
Applied Optoelectronics, Inc.(a)(b)	3,261	115,961
Arista Networks, Inc.(a)	69,214	10,914,356
Aviat Networks, Inc.(a)	336	8,387
Calix, Inc.(a)	4,004	273,954
Ciena Corp.(a)	9,353	1,776,322
Cisco Systems, Inc.	265,981	19,445,871
Clearfield, Inc.(a)(b)	817	28,840
CommScope Holding Co., Inc.(a)	13,802	238,775
Digi International, Inc.(a)	3,329	122,108
Extreme Networks, Inc.(a)	10,160	193,243
F5, Inc.(a)	3,823	967,410
Harmonic, Inc.(a)	6,424	68,737
Lumentum Holdings, Inc.(a)(b)	4,472	901,376
Motorola Solutions, Inc.	11,086	4,508,787
NETGEAR, Inc.(a)	1,767	61,350
NetScout Systems, Inc.(a)	4,617	128,353
Ribbon Communications, Inc.(a)(b)	4,557	15,311
Ubiquiti, Inc.	252	198,369
Viasat, Inc.(a)(b)	7,239	288,257
Viavi Solutions, Inc.(a)	14,749	261,057
		40,571,779
Construction & Engineering — 0.4%
AECOM	8,985	1,207,135
Ameresco, Inc., Class A(a)(b)	2,857	112,909
API Group Corp.(a)	24,804	913,283
Arcosa, Inc.	3,111	317,322
Argan, Inc.	963	294,880
Bowman Consulting Group Ltd.(a)	812	35,152
Centuri Holdings, Inc.(a)(b)	4,701	94,913
Comfort Systems USA, Inc.	2,302	2,222,765
Concrete Pumping Holdings, Inc.	1,884	12,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)(b)	2,954	$ 337,790
Dycom Industries, Inc.(a)	1,865	536,728
EMCOR Group, Inc.	2,973	2,009,094
Everus Construction Group, Inc.(a)	3,345	304,027
Fluor Corp.(a)	11,338	552,954
Granite Construction, Inc.	2,789	287,016
Great Lakes Dredge & Dock Corp.(a)	4,898	55,592
IES Holdings, Inc.(a)	582	228,074
Limbach Holdings, Inc.(a)(b)	850	80,308
MasTec, Inc.(a)	4,196	856,655
Matrix Service Co.(a)	3,264	49,025
MYR Group, Inc.(a)	982	213,781
NWPX Infrastructure, Inc.(a)	487	29,298
Orion Group Holdings, Inc.(a)(b)	4,006	43,145
Primoris Services Corp.	3,653	516,973
Quanta Services, Inc.(b)	9,788	4,396,085
Sterling Infrastructure, Inc.(a)	2,030	767,137
Tutor Perini Corp.(a)	2,730	183,893
Valmont Industries, Inc.	1,368	565,572
WillScot Holdings Corp., Class A	12,097	263,110
		17,486,655
Construction Materials — 0.3%
CRH PLC	45,470	5,415,477
Eagle Materials, Inc.	2,174	461,584
James Hardie Industries PLC(a)(b)	9,710	203,230
Knife River Corp.(a)	3,754	226,967
Martin Marietta Materials, Inc.	3,976	2,437,686
U.S. Lime & Minerals, Inc.(b)	570	66,815
Vulcan Materials Co.	8,783	2,542,678
		11,354,437
Consumer Finance — 0.7%
Ally Financial, Inc.	18,478	720,088
American Express Co.	36,725	13,247,809
Atlanticus Holdings Corp.(a)(b)	526	28,988
Bread Financial Holdings, Inc.	2,626	164,519
Capital One Financial Corp.	41,950	9,228,580
Consumer Portfolio Services, Inc.(a)	1,875	15,750
Credit Acceptance Corp.(a)(b)	311	139,123
Dave, Inc., Class A(a)	692	165,609
Encore Capital Group, Inc.(a)	1,672	69,522
Enova International, Inc.(a)	1,795	214,628
FirstCash Holdings, Inc.	2,745	435,082
Green Dot Corp., Class A(a)	4,885	56,715
LendingClub Corp.(a)	7,657	133,155
LendingTree, Inc.(a)(b)	601	38,464
Medallion Financial Corp.	3,822	37,570
Navient Corp.	6,130	74,970
Nelnet, Inc., Class A	903	116,532
NerdWallet, Inc., Class A(a)(b)	2,065	24,099
OneMain Holdings, Inc.	8,073	477,841
PRA Group, Inc.(a)	2,429	33,302
PROG Holdings, Inc.	2,650	76,664
Regional Management Corp.	728	28,647
SLM Corp.	14,914	400,441
SoFi Technologies, Inc.(a)(b)	75,617	2,244,313
Synchrony Financial	25,004	1,859,798
Upstart Holdings, Inc.(a)(b)	5,429	257,986
World Acceptance Corp.(a)	213	27,151
		30,317,346
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	25,023	442,657
Andersons, Inc.	2,210	102,345
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
BJ’s Wholesale Club Holdings, Inc.(a)	8,561	$ 755,594
Casey’s General Stores, Inc.	2,483	1,274,251
Chefs’ Warehouse, Inc.(a)(b)	2,601	153,459
Costco Wholesale Corp.	29,685	27,056,393
Dollar General Corp.	14,544	1,434,911
Dollar Tree, Inc.(a)	13,149	1,303,329
Grocery Outlet Holding Corp.(a)(b)	6,304	85,797
Guardian Pharmacy Services, Inc., Class A(a)	1,562	43,798
HF Foods Group, Inc.(a)(b)	1,854	4,005
Ingles Markets, Inc., Class A	1,069	73,868
Kroger Co.	40,197	2,557,735
Maplebear, Inc.(a)	11,862	437,233
Natural Grocers by Vitamin Cottage, Inc.	1,292	41,460
Performance Food Group Co.(a)	10,109	977,945
PriceSmart, Inc.	1,657	190,456
Sprouts Farmers Market, Inc.(a)	6,613	522,162
Sysco Corp.	32,697	2,428,733
Target Corp.	30,334	2,812,569
U.S. Foods Holding Corp.(a)	15,474	1,123,722
United Natural Foods, Inc.(a)	3,544	133,432
Village Super Market, Inc., Class A	1,208	37,895
Walmart, Inc.	290,846	29,427,798
Weis Markets, Inc.	1,178	74,615
		73,496,162
Containers & Packaging — 0.2%
Amcor PLC	153,309	1,211,141
AptarGroup, Inc.	4,527	525,177
Ardagh Metal Packaging SA	8,206	29,295
Avery Dennison Corp.	5,137	898,410
Ball Corp.	18,394	864,518
Crown Holdings, Inc.	7,798	757,810
Graphic Packaging Holding Co.	19,612	313,596
Greif, Inc., Class A	1,857	105,645
Greif, Inc., Class B	150	8,843
International Paper Co.	35,140	1,357,810
Myers Industries, Inc.	2,006	34,764
O-I Glass, Inc.(a)	9,817	110,834
Packaging Corp. of America	5,967	1,168,100
Ranpak Holdings Corp., Class A(a)(b)	2,577	13,658
Sealed Air Corp.	9,053	303,366
Silgan Holdings, Inc.	5,781	223,262
Smurfit WestRock PLC	34,326	1,267,316
Sonoco Products Co.	6,383	258,958
TriMas Corp.	2,253	80,049
		9,532,552
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	23,284
Genuine Parts Co.	9,138	1,163,359
GigaCloud Technology, Inc., Class A(a)(b)	1,590	44,488
LKQ Corp.	16,514	527,788
Pool Corp.	2,489	664,712
Weyco Group, Inc.	929	26,634
		2,450,265
Diversified Consumer Services — 0.1%
ADT, Inc.	31,333	276,984
Adtalem Global Education, Inc.(a)	2,433	238,483
American Public Education, Inc.(a)(b)	1,193	39,954
Bright Horizons Family Solutions, Inc.(a)	3,999	436,811
Carriage Services, Inc.	750	33,525
Coursera, Inc.(a)	9,809	82,592
Driven Brands Holdings, Inc.(a)(b)	3,595	51,588
Duolingo, Inc., Class A(a)	2,579	697,981

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
European Wax Center, Inc., Class A(a)	2,320	$ 9,048
Frontdoor, Inc.(a)	4,969	330,091
Graham Holdings Co., Class B	237	239,875
Grand Canyon Education, Inc.(a)	1,933	363,984
H&R Block, Inc.	8,252	410,454
KinderCare Learning Cos., Inc.(a)	2,542	14,998
Laureate Education, Inc., Class A(a)	7,913	229,714
Lincoln Educational Services Corp.(a)	3,193	62,008
Matthews International Corp., Class A	2,063	48,315
Mister Car Wash, Inc.(a)	4,380	24,484
Nerdy, Inc., Class A(a)(b)	3,456	3,421
OneSpaWorld Holdings Ltd.	7,448	173,315
Perdoceo Education Corp.	4,729	150,193
Service Corp. International	9,156	764,618
Strategic Education, Inc.	1,745	132,585
Stride, Inc.(a)	2,913	198,200
Udemy, Inc.(a)	6,592	37,541
Universal Technical Institute, Inc.(a)	3,497	103,931
		5,154,693
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	4,091	65,333
American Assets Trust, Inc.	2,957	56,508
Armada Hoffler Properties, Inc.	4,860	31,785
Broadstone Net Lease, Inc.	11,612	208,087
CTO Realty Growth, Inc.	1,428	23,819
Essential Properties Realty Trust, Inc.	13,019	389,008
Gladstone Commercial Corp.	2,038	23,294
Global Net Lease, Inc.	11,666	88,895
NexPoint Diversified Real Estate Trust	9,828	31,253
WP Carey, Inc.	14,779	975,414
		1,893,396
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)(b)	1,444	29,198
AST SpaceMobile, Inc., Class A(a)(b)	12,856	1,031,694
AT&T, Inc.	468,118	11,585,920
ATN International, Inc.	2,056	29,874
Bandwidth, Inc., Class A(a)	1,171	18,912
Cogent Communications Holdings, Inc.	2,894	119,377
Frontier Communications Parent, Inc.(a)	16,413	619,755
GCI Liberty, Inc.(a)(d)	3,941	—
GCI Liberty, Inc., Class A(a)	210	7,680
GCI Liberty, Inc., Class C(a)	1,549	56,732
Globalstar, Inc.(a)(b)	3,199	174,058
IDT Corp., Class B	1,059	53,649
Iridium Communications, Inc.	6,327	121,162
Liberty Global Ltd., Class A(a)	8,798	96,778
Liberty Global Ltd., Class C(a)	12,002	133,822
Liberty Latin America Ltd., Class A(a)(b)	4,385	34,203
Liberty Latin America Ltd., Class C(a)(b)	7,372	58,313
Lumen Technologies, Inc.(a)(b)	67,212	690,939
Shenandoah Telecommunications Co.	3,990	49,157
Uniti Group, Inc.(a)	8,612	49,605
Verizon Communications, Inc.	282,214	11,215,184
		26,176,012
Electric Utilities — 1.4%
ALLETE, Inc.	3,794	255,450
Alliant Energy Corp.	17,050	1,139,281
American Electric Power Co., Inc.	35,865	4,313,125
Constellation Energy Corp.	20,951	7,898,527
Duke Energy Corp.	51,968	6,459,622
Edison International	25,274	1,399,674
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	29,670	$ 2,850,990
Evergy, Inc.	15,012	1,153,072
Eversource Energy	24,786	1,829,455
Exelon Corp.	67,635	3,119,326
FirstEnergy Corp.	36,547	1,674,949
Genie Energy Ltd., Class B	1,945	29,272
Hawaiian Electric Industries, Inc.(a)	11,096	128,936
IDACORP, Inc.	3,536	456,215
MGE Energy, Inc.	2,196	181,983
NextEra Energy, Inc.	137,949	11,229,049
NRG Energy, Inc.	12,725	2,186,919
OGE Energy Corp.	13,878	612,575
Oklo, Inc., Class A(a)(b)	7,329	973,071
Otter Tail Corp.	2,546	196,602
PG&E Corp.	146,352	2,335,778
Pinnacle West Capital Corp.	7,967	705,239
Portland General Electric Co.	7,308	333,829
PPL Corp.	50,123	1,830,492
Southern Co.	73,811	6,941,186
TXNM Energy, Inc.	6,569	373,119
Xcel Energy, Inc.	39,171	3,179,510
		63,787,246
Electrical Equipment — 1.1%
Acuity, Inc.	2,076	757,844
Allient, Inc.(b)	976	53,368
American Superconductor Corp.(a)(b)	3,134	185,627
AMETEK, Inc.	15,352	3,102,793
Amprius Technologies, Inc.(a)(b)	5,831	82,159
Array Technologies, Inc.(a)	9,308	80,607
Atkore, Inc.	2,278	157,751
Bloom Energy Corp., Class A(a)	14,330	1,893,853
Eaton Corp. PLC	26,177	9,988,096
Emerson Electric Co.	37,805	5,276,444
EnerSys	2,662	335,838
Enovix Corp.(a)(b)	9,039	108,378
Eos Energy Enterprises, Inc., Class A(a)(b)	16,374	262,475
Fluence Energy, Inc., Class A(a)(b)	3,874	81,354
GE Vernova, Inc.	18,289	10,701,625
Generac Holdings, Inc.(a)	3,967	666,535
Hubbell, Inc.	3,646	1,713,620
Hyliion Holdings Corp.(a)(b)	5,934	14,063
LSI Industries, Inc.	2,248	51,457
NANO Nuclear Energy, Inc.(a)(b)	1,753	83,338
NEXTracker, Inc., Class A(a)	9,549	966,550
NuScale Power Corp., Class A(a)(b)	8,516	382,113
nVent Electric PLC	10,888	1,245,043
Plug Power, Inc.(a)(b)	71,278	191,738
Powell Industries, Inc.	657	251,887
Power Solutions International, Inc.(a)(b)	617	52,827
Preformed Line Products Co.	83	17,605
Regal Rexnord Corp.	4,496	633,441
Rockwell Automation, Inc.	7,628	2,809,850
Sensata Technologies Holding PLC	9,360	297,929
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	114,139
Sunrun, Inc.(a)	13,791	286,301
Thermon Group Holdings, Inc.(a)	2,167	62,258
Vertiv Holdings Co., Class A	25,300	4,879,358
Vicor Corp.(a)	1,278	115,953
		47,904,217
Electronic Equipment, Instruments & Components — 0.9%
908 Devices, Inc.(a)(b)	1,976	15,769
Advanced Energy Industries, Inc.	2,357	477,835
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Aeva Technologies, Inc.(a)(b)	2,307	$ 37,696
Amphenol Corp., Class A	80,647	11,237,353
Arlo Technologies, Inc.(a)	6,948	134,374
Arrow Electronics, Inc.(a)	3,267	364,434
Avnet, Inc.	5,467	264,876
Badger Meter, Inc.	1,969	355,306
Bel Fuse, Inc., Class B(b)	688	105,945
Belden, Inc.	2,821	343,739
Benchmark Electronics, Inc.	2,953	129,400
CDW Corp.	8,885	1,416,002
Climb Global Solutions, Inc.(b)	377	41,877
Cognex Corp.	11,038	456,863
Coherent Corp.(a)	10,415	1,374,363
Corning, Inc.	52,139	4,644,542
Crane NXT Co.	3,098	195,949
CTS Corp.	1,973	81,899
Daktronics, Inc.(a)	1,753	32,939
ePlus, Inc.	1,893	138,492
Evolv Technologies Holdings, Inc., Class A(a)(b)	6,676	51,672
Fabrinet(a)	2,392	1,053,843
Flex Ltd.(a)	25,369	1,586,070
Ingram Micro Holding Corp.(b)	2,029	46,586
Insight Enterprises, Inc.(a)	1,886	188,600
IPG Photonics Corp.(a)	2,031	172,879
Itron, Inc.(a)	3,200	321,056
Jabil, Inc.	7,106	1,569,644
Keysight Technologies, Inc.(a)	11,346	2,075,864
Kimball Electronics, Inc.(a)(b)	2,170	63,093
Knowles Corp.(a)	5,726	135,191
Littelfuse, Inc.	1,721	418,737
Methode Electronics, Inc.	2,506	16,865
MicroVision, Inc.(a)	9,988	11,686
Mirion Technologies, Inc., Class A(a)(b)	13,907	408,449
Napco Security Technologies, Inc.	2,262	99,867
nLight, Inc.(a)	2,689	88,764
Novanta, Inc.(a)	2,557	324,765
OSI Systems, Inc.(a)	1,125	313,268
Ouster, Inc.(a)(b)	3,812	127,168
PC Connection, Inc.	993	60,543
Plexus Corp.(a)	1,781	249,162
Powerfleet, Inc. NJ(a)	7,944	40,514
Ralliant Corp.	7,853	344,904
Red Cat Holdings, Inc.(a)(b)	5,568	62,640
Rogers Corp.(a)	1,634	143,040
Sanmina Corp.(a)	3,539	485,020
ScanSource, Inc.(a)	1,707	73,239
TD SYNNEX Corp.	5,054	790,900
Teledyne Technologies, Inc.(a)	3,129	1,648,420
Trimble, Inc.(a)	15,671	1,249,762
TTM Technologies, Inc.(a)	6,478	435,322
Vishay Intertechnology, Inc.	7,799	132,427
Vishay Precision Group, Inc.(a)	804	30,118
Vontier Corp.	10,086	388,311
Zebra Technologies Corp., Class A(a)	3,430	923,528
		37,981,570
Energy Equipment & Services — 0.3%
Archrock, Inc.	10,504	265,436
Atlas Energy Solutions, Inc.	5,027	62,234
Baker Hughes Co., Class A	66,265	3,207,889
Borr Drilling Ltd.(b)	13,940	43,214
Bristow Group, Inc.(a)	2,220	90,354
Cactus, Inc., Class A	4,818	212,811
Security	Shares	Value
Energy Equipment & Services (continued)
Core Laboratories, Inc.	3,218	$ 51,295
DMC Global, Inc.(a)(b)	948	7,641
Expro Group Holdings NV(a)(b)	5,586	75,858
Flowco Holdings, Inc., Class A	2,578	41,764
Forum Energy Technologies, Inc.(a)(b)	1,122	30,047
Halliburton Co.	58,476	1,569,496
Helix Energy Solutions Group, Inc.(a)	9,071	60,957
Helmerich & Payne, Inc.	6,046	158,768
Innovex International, Inc.(a)(b)	2,080	41,746
Kodiak Gas Services, Inc.	4,019	148,221
Liberty Energy, Inc., Class A	11,212	203,049
Nabors Industries Ltd.(a)(b)	626	30,373
National Energy Services Reunited Corp.(a)	4,082	51,515
Noble Corp. PLC	8,883	260,716
NOV, Inc.	25,361	370,270
Oceaneering International, Inc.(a)	6,547	152,480
Oil States International, Inc.(a)	1,169	6,979
Patterson-UTI Energy, Inc.	24,743	155,139
ProFrac Holding Corp., Class A(a)(b)	1,185	6,482
ProPetro Holding Corp.(a)	6,951	72,151
Ranger Energy Services, Inc., Class A	2,773	38,101
RPC, Inc.	4,947	25,724
SEACOR Marine Holdings, Inc.(a)	1,945	12,370
Seadrill Ltd.(a)	4,582	144,608
Select Water Solutions, Inc., Class A	4,294	49,639
SLB Ltd.	99,279	3,580,001
Solaris Energy Infrastructure, Inc., Class A	2,988	159,051
TechnipFMC PLC	26,958	1,114,713
TETRA Technologies, Inc.(a)	6,116	43,179
Tidewater, Inc.(a)(b)	3,185	161,129
Transocean Ltd.(a)(b)	45,925	176,352
Valaris Ltd.(a)	4,247	238,342
Weatherford International PLC	5,041	371,471
		13,491,565
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	59,026
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	25,970
Atlanta Braves Holdings, Inc., Class C(a)	3,524	143,497
Cinemark Holdings, Inc.	6,676	180,319
Electronic Arts, Inc.	16,830	3,367,010
Eventbrite, Inc., Class A(a)	4,028	9,305
IMAX Corp.(a)(b)	2,341	76,059
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	165,584
Liberty Media Corp.-Liberty Formula One, Class C(a)	14,122	1,410,082
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	102,831
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	267,885
Lionsgate Studios Corp.(a)(b)	15,574	100,141
Live Nation Entertainment, Inc.(a)(b)	10,596	1,584,420
Madison Square Garden Entertainment Corp., Class A(a)(b)	2,969	131,111
Madison Square Garden Sports Corp., Class A(a)	1,153	247,192
Marcus Corp.	914	13,162
Netflix, Inc.(a)	28,349	31,718,562
Playstudios, Inc., Class A(a)	4,630	4,306
Playtika Holding Corp.	6,719	24,659
ROBLOX Corp., Class A(a)	40,882	4,649,101
Roku, Inc., Class A(a)	8,558	908,261
Sphere Entertainment Co., Class A(a)(b)	1,765	120,867
Spotify Technology SA(a)	10,320	6,762,902
Starz Entertainment Corp.(a)(b)	1,038	10,909
Take-Two Interactive Software, Inc.(a)	12,125	3,108,486
TKO Group Holdings, Inc., Class A	4,665	878,886

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Vivid Seats, Inc., Class A(a)(b)	137	$ 1,700
Walt Disney Co.	120,846	13,609,676
Warner Bros Discovery, Inc., Class A(a)	155,120	3,482,444
		73,164,353
Financial Services — 3.5%
Affirm Holdings, Inc., Class A(a)	18,177	1,306,563
Alerus Financial Corp.	1,174	24,795
Apollo Global Management, Inc.	27,602	3,431,205
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	66,192
Berkshire Hathaway, Inc., Class B(a)	123,346	58,902,649
Block, Inc., Class A(a)	36,193	2,748,496
Burford Capital Ltd.	12,571	125,081
Cannae Holdings, Inc.	5,113	91,420
Cantaloupe, Inc.(a)	2,911	30,740
Cass Information Systems, Inc.	1,157	45,736
Compass Diversified Holdings	4,320	27,562
Corpay, Inc.(a)	4,541	1,182,249
Enact Holdings, Inc.	1,946	69,511
Equitable Holdings, Inc.	20,018	988,889
Essent Group Ltd.	6,606	400,125
Euronet Worldwide, Inc.(a)	2,667	202,319
EVERTEC, Inc.	4,185	119,147
Federal Agricultural Mortgage Corp., Class C	582	92,328
Fidelity National Information Services, Inc.	34,971	2,186,387
Fiserv, Inc.(a)	36,168	2,412,044
Flywire Corp.(a)	8,552	113,913
Global Payments, Inc.	16,593	1,290,272
HA Sustainable Infrastructure Capital, Inc.	7,807	216,332
International Money Express, Inc.(a)	2,474	36,838
Jack Henry & Associates, Inc.	4,774	711,040
Jackson Financial, Inc., Class A	4,909	494,876
Marqeta, Inc., Class A(a)(b)	29,185	132,208
Mastercard, Inc., Class A	54,400	30,028,256
Merchants Bancorp	1,371	42,761
MGIC Investment Corp.	16,026	439,433
NCR Atleos Corp.(a)	4,883	180,183
NewtekOne, Inc.	1,733	18,023
NMI Holdings, Inc., Class A(a)	5,751	209,509
Onity Group, Inc.(a)(b)	1,190	44,589
Pagseguro Digital Ltd., Class A	12,586	120,700
Payoneer Global, Inc.(a)	16,194	93,763
PayPal Holdings, Inc.(a)	63,883	4,425,175
Paysafe Ltd.(a)(b)	1,495	16,460
Paysign, Inc.(a)	967	4,995
PennyMac Financial Services, Inc., Class A	1,806	227,213
Radian Group, Inc.	9,515	322,939
Remitly Global, Inc.(a)(b)	12,149	194,870
Repay Holdings Corp., Class A(a)(b)	5,002	21,459
Rocket Cos., Inc., Class A	63,903	1,064,624
Sezzle, Inc.(a)	1,004	65,812
Shift4 Payments, Inc., Class A(a)(b)	4,610	318,551
StoneCo Ltd., Class A(a)	16,329	310,414
Toast, Inc., Class A(a)	30,750	1,111,305
UWM Holdings Corp., Class A	12,440	70,037
Visa, Inc., Class A	113,898	38,809,605
Voya Financial, Inc.	6,336	471,779
Walker & Dunlop, Inc.	2,542	203,157
Security	Shares	Value
Financial Services (continued)
Western Union Co.	18,154	$ 169,377
WEX, Inc.(a)	2,353	343,256
		156,777,162
Food Products — 0.5%
Archer-Daniels-Midland Co.	32,076	1,941,560
B&G Foods, Inc.	4,306	17,224
Beyond Meat, Inc.(a)(b)	4,136	6,845
BRC, Inc., Class A(a)(b)	2,764	3,510
Bunge Global SA	8,991	850,549
Calavo Growers, Inc.	1,112	24,697
Cal-Maine Foods, Inc.	2,884	253,215
Conagra Brands, Inc.	31,757	545,903
Darling Ingredients, Inc.(a)	10,957	351,172
Dole PLC	5,443	69,344
Flowers Foods, Inc.	12,222	145,808
Fresh Del Monte Produce, Inc.	2,317	81,906
Freshpet, Inc.(a)	3,000	147,630
General Mills, Inc.	36,562	1,704,155
Hain Celestial Group, Inc.(a)(b)	6,528	7,572
Hershey Co.	9,812	1,664,410
Hormel Foods Corp.	19,935	430,397
Ingredion, Inc.	4,306	496,955
J & J Snack Foods Corp.	1,261	106,744
J.M. Smucker Co.	6,891	713,563
John B Sanfilippo & Son, Inc.	672	42,188
Kellanova	18,778	1,559,701
Kraft Heinz Co.	57,738	1,427,861
Lamb Weston Holdings, Inc.	8,773	541,557
Limoneira Co.	1,461	20,644
Marzetti Co.	1,403	219,976
McCormick & Co., Inc.	16,993	1,090,271
Mission Produce, Inc.(a)(b)	5,481	63,141
Mondelez International, Inc., Class A	86,349	4,961,614
Pilgrim’s Pride Corp.	2,884	109,880
Post Holdings, Inc.(a)	2,936	305,138
Seaboard Corp.	12	40,440
Seneca Foods Corp., Class A(a)(b)	161	17,361
Simply Good Foods Co.(a)	5,858	114,641
Smithfield Foods, Inc.	1,811	40,132
SunOpta, Inc.(a)	6,076	31,717
The Campbell’s Co.	13,186	397,294
Tootsie Roll Industries, Inc.	1,675	59,111
TreeHouse Foods, Inc.(a)	3,444	62,681
Tyson Foods, Inc., Class A	18,983	975,916
Utz Brands, Inc., Class A	4,872	51,302
Vital Farms, Inc.(a)(b)	2,416	79,366
Westrock Coffee Co.(a)(b)	2,383	10,509
		21,785,600
Gas Utilities — 0.1%
Atmos Energy Corp.	10,627	1,824,868
Brookfield Infrastructure Corp., Class A(b)	8,025	363,613
Chesapeake Utilities Corp.	1,503	191,302
MDU Resources Group, Inc.	13,381	256,647
National Fuel Gas Co.	6,236	492,083
New Jersey Resources Corp.	6,393	283,210
Northwest Natural Holding Co.	2,475	112,687
ONE Gas, Inc.	4,358	349,468
Southwest Gas Holdings, Inc.	4,276	339,942
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	4,264	$ 368,410
UGI Corp.	14,920	498,775
		5,081,005
Ground Transportation — 0.9%
ArcBest Corp.	1,534	114,007
Avis Budget Group, Inc.(a)	1,163	158,249
Covenant Logistics Group, Inc., Class A	1,756	35,419
CSX Corp.	125,377	4,516,080
FTAI Infrastructure, Inc.	7,753	41,401
Heartland Express, Inc.	3,436	26,801
Hertz Global Holdings, Inc.(a)(b)	8,951	45,919
JB Hunt Transport Services, Inc.	5,134	866,927
Knight-Swift Transportation Holdings, Inc.	10,545	475,790
Landstar System, Inc.	2,293	294,490
Lyft, Inc., Class A(a)	27,090	554,261
Marten Transport Ltd.	4,841	49,620
Norfolk Southern Corp.	15,044	4,263,169
Old Dominion Freight Line, Inc.	12,483	1,752,863
PAMT Corp.(a)	886	8,922
Proficient Auto Logistics, Inc.(a)	4,027	30,122
RXO, Inc.(a)	10,974	194,569
Ryder System, Inc.	2,653	448,967
Saia, Inc.(a)	1,765	516,263
Schneider National, Inc., Class B	3,106	66,375
Uber Technologies, Inc.(a)	134,519	12,981,084
U-Haul Holding Co.(a)(b)	504	26,793
U-Haul Holding Co., Series N	6,558	317,997
Union Pacific Corp.	40,002	8,815,241
Universal Logistics Holdings, Inc.	345	5,582
Werner Enterprises, Inc.	3,887	101,839
XPO, Inc.(a)(b)	7,559	1,087,513
		37,796,263
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	115,931	14,331,390
Accuray, Inc.(a)	6,907	9,739
Align Technology, Inc.(a)	4,699	647,898
Alphatec Holdings, Inc.(a)	9,121	173,208
AngioDynamics, Inc.(a)	2,055	24,722
Artivion, Inc.(a)	2,287	103,761
AtriCure, Inc.(a)	3,211	110,940
Avanos Medical, Inc.(a)	2,746	30,508
Axogen, Inc.(a)(b)	2,915	64,771
Baxter International, Inc.	34,552	638,175
Becton Dickinson & Co.	19,041	3,402,817
Beta Bionics, Inc.(a)	2,466	67,125
Bioventus, Inc., Class A(a)(b)	3,134	20,528
Boston Scientific Corp.(a)	98,607	9,931,697
Ceribell, Inc.(a)(b)	1,864	21,250
Cerus Corp.(a)	10,433	15,336
CONMED Corp.	1,948	85,712
Cooper Cos., Inc.(a)	13,658	954,831
CVRx, Inc.(a)	1,241	12,646
Delcath Systems, Inc.(a)(b)	2,866	28,173
Dentsply Sirona, Inc.	13,255	167,146
Dexcom, Inc.(a)	26,463	1,540,676
Edwards Lifesciences Corp.(a)	38,350	3,161,957
Embecta Corp.	3,199	42,675
Enovis Corp.(a)	3,332	104,092
Envista Holdings Corp.(a)	11,624	236,548
GE HealthCare Technologies, Inc.(a)	30,500	2,285,975
Glaukos Corp.(a)	3,824	336,780
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)	7,618	$ 460,051
Haemonetics Corp.(a)	3,309	165,483
Hologic, Inc.(a)	15,031	1,110,941
ICU Medical, Inc.(a)(b)	1,458	175,091
IDEXX Laboratories, Inc.(a)	5,432	3,419,498
Inogen, Inc.(a)	1,013	8,347
Inspire Medical Systems, Inc.(a)	1,997	143,944
Insulet Corp.(a)	4,623	1,447,045
Integer Holdings Corp.(a)	2,278	147,090
Integra LifeSciences Holdings Corp.(a)	4,179	50,190
Intuitive Surgical, Inc.(a)	23,816	12,724,412
iRadimed Corp.	665	51,079
iRhythm Technologies, Inc.(a)(b)	2,102	393,705
Lantheus Holdings, Inc.(a)	4,430	255,567
LeMaitre Vascular, Inc.	1,369	118,569
LivaNova PLC(a)	3,277	172,468
Masimo Corp.(a)	2,954	415,480
Medtronic PLC	85,623	7,766,006
Merit Medical Systems, Inc.(a)	3,881	339,743
Neogen Corp.(a)	15,391	94,962
NeuroPace, Inc.(a)	2,986	29,681
Novocure Ltd.(a)	6,754	86,519
Omnicell, Inc.(a)	2,769	92,955
OraSure Technologies, Inc.(a)	4,522	12,390
Orthofix Medical, Inc.(a)	3,934	60,741
OrthoPediatrics Corp.(a)(b)	1,412	23,778
Penumbra, Inc.(a)	2,511	570,926
PROCEPT BioRobotics Corp.(a)(b)	3,652	124,278
Pulmonx Corp.(a)	2,572	5,144
Pulse Biosciences, Inc.(a)(b)	1,753	29,678
QuidelOrtho Corp.(a)	4,965	134,005
ResMed, Inc.	9,733	2,402,883
RxSight, Inc.(a)(b)	2,600	22,854
Semler Scientific, Inc.(a)(b)	657	17,384
SI-BONE, Inc.(a)(b)	2,624	38,914
Sight Sciences, Inc.(a)(b)	7,043	35,638
Solventum Corp.(a)	9,953	687,155
STAAR Surgical Co.(a)	2,738	70,832
STERIS PLC	6,664	1,570,705
Stryker Corp.	22,942	8,172,858
Surmodics, Inc.(a)(b)	823	22,579
Tactile Systems Technology, Inc.(a)(b)	1,111	16,743
Tandem Diabetes Care, Inc.(a)	4,223	59,122
Teleflex, Inc.	2,843	353,868
TransMedics Group, Inc.(a)(b)	2,113	277,944
Treace Medical Concepts, Inc.(a)(b)	3,386	21,637
UFP Technologies, Inc.(a)	514	99,017
Utah Medical Products, Inc.	90	5,229
Varex Imaging Corp.(a)	2,011	23,509
Zimmer Biomet Holdings, Inc.	13,338	1,341,269
		84,420,982
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	5,801	124,721
AdaptHealth Corp.(a)(b)	6,768	60,844
Addus HomeCare Corp.(a)(b)	1,408	164,581
agilon health, Inc.(a)(b)	17,802	14,179
Alignment Healthcare, Inc.(a)(b)	9,068	152,886
AMN Healthcare Services, Inc.(a)	2,547	50,150
Ardent Health, Inc.(a)(b)	2,578	37,536
Astrana Health, Inc.(a)	2,670	83,331
Aveanna Healthcare Holdings, Inc.(a)	2,110	19,096
BrightSpring Health Services, Inc.(a)	5,852	193,409

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.(a)	14,257	$ 132,162
Cardinal Health, Inc.	16,054	3,062,622
Castle Biosciences, Inc.(a)	1,921	48,985
Cencora, Inc.	12,159	4,107,432
Centene Corp.(a)	32,222	1,139,692
Chemed Corp.	988	426,124
Cigna Group	17,657	4,315,547
Clover Health Investments Corp.(a)(b)	28,423	100,333
Community Health Systems, Inc.(a)(b)	5,422	21,037
Concentra Group Holdings Parent, Inc.	8,735	174,001
CorVel Corp.(a)	1,761	130,226
Cross Country Healthcare, Inc.(a)	2,722	33,372
CVS Health Corp.	83,634	6,535,997
DaVita, Inc.(a)	2,635	313,618
DocGo, Inc.(a)(b)	4,887	5,327
Elevance Health, Inc.	15,123	4,797,016
Encompass Health Corp.	6,763	769,968
Enhabit, Inc.(a)(b)	3,056	24,845
Ensign Group, Inc.	3,610	650,161
Fulgent Genetics, Inc.(a)	1,533	34,416
GeneDx Holdings Corp., Class A(a)(b)	1,321	180,858
Guardant Health, Inc.(a)	8,313	773,275
HCA Healthcare, Inc.	11,442	5,259,659
HealthEquity, Inc.(a)	5,672	536,458
Henry Schein, Inc.(a)	7,439	470,145
Hims & Hers Health, Inc., Class A(a)(b)	12,318	559,976
Humana, Inc.	8,099	2,253,061
Innovage Holding Corp.(a)	978	4,391
Joint Corp.(a)(b)	820	6,470
Labcorp Holdings, Inc.	5,577	1,416,335
LifeStance Health Group, Inc.(a)(b)	6,871	33,668
McKesson Corp.	8,390	6,807,143
Molina Healthcare, Inc.(a)	3,642	557,445
Nano-X Imaging Ltd.(a)(b)	2,926	10,621
National HealthCare Corp.	790	94,358
National Research Corp., Class A	1,109	14,816
NeoGenomics, Inc.(a)	8,616	84,178
Nutex Health, Inc.(a)(b)	345	42,456
OPKO Health, Inc.(a)	22,404	30,469
Option Care Health, Inc.(a)	11,012	286,642
Owens & Minor, Inc.(a)	5,500	21,835
PACS Group, Inc.(a)	2,598	31,384
Pediatrix Medical Group, Inc.(a)	5,332	90,484
Pennant Group, Inc.(a)(b)	2,548	63,012
Premier, Inc., Class A	5,415	152,270
Privia Health Group, Inc.(a)	7,692	186,916
Progyny, Inc.(a)	5,002	93,587
Quest Diagnostics, Inc.	7,488	1,317,514
RadNet, Inc.(a)	4,732	359,585
Select Medical Holdings Corp.	7,600	105,108
Surgery Partners, Inc.(a)	5,815	127,523
Talkspace, Inc.(a)(b)	11,686	37,746
Tenet Healthcare Corp.(a)	5,806	1,198,881
U.S. Physical Therapy, Inc.	849	73,243
UnitedHealth Group, Inc.	60,856	20,785,975
Universal Health Services, Inc., Class B	3,738	811,183
Viemed Healthcare, Inc.(a)	4,262	27,533
		72,629,817
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	11,717	682,164
American Healthcare REIT, Inc.	10,532	477,310
Security	Shares	Value
Health Care REITs (continued)
CareTrust REIT, Inc.	14,251	$ 493,797
Community Healthcare Trust, Inc.	3,449	50,562
Diversified Healthcare Trust	14,315	60,982
Global Medical REIT, Inc.	631	19,372
Healthcare Realty Trust, Inc.	23,970	424,748
Healthpeak Properties, Inc.	47,098	845,409
LTC Properties, Inc.	2,807	98,470
Medical Properties Trust, Inc.	39,241	202,876
National Health Investors, Inc.	2,865	213,471
Omega Healthcare Investors, Inc.	19,418	816,139
Sabra Health Care REIT, Inc.	15,036	267,941
Sila Realty Trust, Inc.	3,819	90,510
Universal Health Realty Income Trust	517	19,760
Ventas, Inc.	30,348	2,239,379
Welltower, Inc.	44,794	8,109,506
		15,112,396
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	7,090	82,457
Claritev Corp., Class A(a)	746	48,565
Definitive Healthcare Corp., Class A(a)(b)	2,101	5,820
Doximity, Inc., Class A(a)	8,635	569,910
Evolent Health, Inc., Class A(a)	7,059	47,083
Health Catalyst, Inc.(a)	2,795	9,028
HealthStream, Inc.	1,619	39,827
LifeMD, Inc.(a)(b)	2,829	16,719
OptimizeRx Corp.(a)(b)	814	16,679
Phreesia, Inc.(a)(b)	3,516	79,602
Schrodinger, Inc./United States(a)	3,581	75,344
Simulations Plus, Inc.(a)	1,116	19,173
Teladoc Health, Inc.(a)	10,028	86,542
Veeva Systems, Inc., Class A(a)	9,811	2,856,963
Waystar Holding Corp.(a)	7,493	268,624
		4,222,336
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	19,138	214,154
Braemar Hotels & Resorts, Inc.	3,646	9,297
Chatham Lodging Trust	2,016	12,903
DiamondRock Hospitality Co.	11,505	89,969
Host Hotels & Resorts, Inc.	47,121	754,879
Park Hotels & Resorts, Inc.	14,578	150,008
Pebblebrook Hotel Trust	7,963	83,293
RLJ Lodging Trust	11,744	79,859
Ryman Hospitality Properties, Inc.	4,030	350,247
Service Properties Trust	8,692	18,601
Summit Hotel Properties, Inc.	5,580	28,681
Sunstone Hotel Investors, Inc.	14,339	126,900
Xenia Hotels & Resorts, Inc.	7,531	92,631
		2,011,422
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc., Class A(a)	4,065	41,422
Airbnb, Inc., Class A(a)	28,439	3,598,671
Aramark	17,256	653,657
Biglari Holdings, Inc., Class B(a)	32	11,562
BJ’s Restaurants, Inc.(a)	1,084	36,813
Bloomin’ Brands, Inc.	5,912	40,379
Booking Holdings, Inc.	2,171	11,023,774
Boyd Gaming Corp.	4,023	313,271
Brightstar Lottery PLC	7,143	119,002
Brinker International, Inc.(a)	3,045	330,870
Caesars Entertainment, Inc.(a)	14,584	293,138
Carnival Corp.(a)	72,724	2,096,633
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cava Group, Inc.(a)	6,779	$ 364,236
Cheesecake Factory, Inc.	3,485	173,553
Chipotle Mexican Grill, Inc.(a)	89,154	2,825,290
Choice Hotels International, Inc.(b)	1,823	169,466
Churchill Downs, Inc.	3,918	388,666
Cracker Barrel Old Country Store, Inc.(b)	1,446	48,730
Darden Restaurants, Inc.	7,860	1,415,979
Dave & Buster’s Entertainment, Inc.(a)(b)	2,569	37,739
Denny’s Corp.(a)(b)	3,384	13,231
Dine Brands Global, Inc.	887	21,927
Domino’s Pizza, Inc.	2,148	855,892
DoorDash, Inc., Class A(a)	24,028	6,112,002
DraftKings, Inc., Class A(a)(b)	32,570	996,316
Dutch Bros, Inc., Class A(a)	7,889	438,155
El Pollo Loco Holdings, Inc.(a)	3,825	39,092
Expedia Group, Inc.	8,107	1,783,540
First Watch Restaurant Group, Inc.(a)	3,681	60,700
Flutter Entertainment PLC(a)	11,631	2,705,254
Genius Sports Ltd.(a)	15,291	172,177
Global Business Travel Group I, Class A(a)(b)	9,219	72,461
Golden Entertainment, Inc.	2,423	48,945
Hilton Grand Vacations, Inc.(a)	3,840	159,168
Hilton Worldwide Holdings, Inc.	15,446	3,969,004
Hyatt Hotels Corp., Class A	2,755	378,565
Inspired Entertainment, Inc.(a)(b)	902	6,810
Jack in the Box, Inc.	1,529	24,525
Krispy Kreme, Inc.(b)	6,214	22,308
Kura Sushi USA, Inc., Class A(a)(b)	372	21,178
Las Vegas Sands Corp.	20,350	1,207,773
Life Time Group Holdings, Inc.(a)	9,043	223,633
Light & Wonder, Inc., Class A(a)(b)	5,582	405,811
Lindblad Expeditions Holdings, Inc.(a)(b)	2,077	25,049
Marriott International, Inc., Class A	15,023	3,914,693
Marriott Vacations Worldwide Corp.	1,695	111,836
McDonald’s Corp.	47,795	14,263,462
MGM Resorts International(a)	13,723	439,548
Monarch Casino & Resort, Inc.	999	89,980
Norwegian Cruise Line Holdings Ltd.(a)	29,887	670,067
Papa John’s International, Inc.	2,240	113,814
Penn Entertainment, Inc.(a)	9,126	150,214
Planet Fitness, Inc., Class A(a)	5,744	520,923
Portillo’s, Inc., Class A(a)(b)	3,505	18,752
Pursuit Attractions and Hospitality, Inc.(a)	1,234	43,782
RCI Hospitality Holdings, Inc.(b)	626	15,594
Red Rock Resorts, Inc., Class A	3,220	171,658
Restaurant Brands International, Inc.	21,704	1,425,736
Royal Caribbean Cruises Ltd.	16,960	4,864,637
Rush Street Interactive, Inc., Class A(a)	6,170	104,643
Sabre Corp.(a)	32,773	67,021
Serve Robotics, Inc.(a)(b)	3,647	48,250
Shake Shack, Inc., Class A(a)	2,633	254,111
Six Flags Entertainment Corp.(a)	6,268	144,039
Starbucks Corp.	75,876	6,136,092
Super Group SGHC Ltd.	11,436	123,509
Sweetgreen, Inc., Class A(a)(b)	6,926	43,565
Target Hospitality Corp.(a)(b)	2,076	15,964
Texas Roadhouse, Inc.	4,431	724,823
Travel & Leisure Co.	4,190	263,048
United Parks & Resorts, Inc.(a)	1,575	76,230
Vail Resorts, Inc.	2,371	351,690
Viking Holdings Ltd.(a)	11,557	703,243
Wendy’s Co.	10,460	89,328
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	1,856	$ 402,065
Wyndham Hotels & Resorts, Inc.	5,246	385,214
Wynn Resorts Ltd.	5,641	671,223
Xponential Fitness, Inc., Class A(a)	1,307	8,783
Yum! Brands, Inc.	18,386	2,541,129
		83,715,033
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)	2,424	54,298
Cavco Industries, Inc.(a)	512	271,258
Century Communities, Inc.	1,627	96,644
Champion Homes, Inc.(a)	4,046	276,059
Cricut, Inc., Class A	2,865	15,213
D.R. Horton, Inc.	17,801	2,653,773
Dream Finders Homes, Inc., Class A(a)(b)	1,622	32,116
Ethan Allen Interiors, Inc.	1,903	45,995
Flexsteel Industries, Inc.	652	22,292
Garmin Ltd.	10,979	2,348,847
Green Brick Partners, Inc.(a)	1,939	125,531
Hamilton Beach Brands Holding Co., Class A	1,383	19,459
Helen of Troy Ltd.(a)	1,416	26,380
Hovnanian Enterprises, Inc., Class A(a)	259	31,140
Installed Building Products, Inc.(b)	1,509	374,579
KB Home	4,241	264,723
La-Z-Boy, Inc.	2,410	76,397
Legacy Housing Corp.(a)	148	3,323
Leggett & Platt, Inc.	8,651	80,800
Lennar Corp., B Shares	827	97,627
Lennar Corp., Class A	14,751	1,825,731
LGI Homes, Inc.(a)	1,213	49,503
Lovesac Co.(a)(b)	653	9,057
M/I Homes, Inc.(a)	1,640	205,312
Meritage Homes Corp.	4,608	311,316
Mohawk Industries, Inc.(a)	3,316	376,830
Newell Brands, Inc.	29,617	100,698
NVR, Inc.(a)	192	1,384,477
PulteGroup, Inc.	13,031	1,562,026
SharkNinja, Inc.(a)	5,378	459,819
Somnigroup International, Inc.	13,512	1,072,042
Sonos, Inc.(a)	7,986	137,120
Taylor Morrison Home Corp., Class A(a)	6,652	394,264
Toll Brothers, Inc.	6,471	873,261
TopBuild Corp.(a)(b)	1,957	826,793
Traeger, Inc.(a)	1,304	1,200
Tri Pointe Homes, Inc.(a)	6,084	193,775
Whirlpool Corp.	3,701	265,103
		16,964,781
Household Products — 0.8%
Central Garden & Pet Co.(a)	682	20,917
Central Garden & Pet Co., Class A(a)	3,323	92,412
Church & Dwight Co., Inc.	16,539	1,450,305
Clorox Co.	8,285	931,731
Colgate-Palmolive Co.	53,305	4,107,150
Energizer Holdings, Inc.	4,687	108,879
Kimberly-Clark Corp.	22,187	2,656,006
Oil-Dri Corp. of America	954	52,842
Procter & Gamble Co.	156,897	23,592,602
Reynolds Consumer Products, Inc.	3,870	94,583
Spectrum Brands Holdings, Inc.	2,078	111,963
WD-40 Co.	832	161,641
		33,381,031

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	48,596	$ 674,026
Brookfield Renewable Corp.	8,675	375,280
Clearway Energy, Inc., Class A	1,844	55,302
Clearway Energy, Inc., Class C	6,100	194,773
Hallador Energy Co.(a)(b)	1,749	37,831
Montauk Renewables, Inc.(a)(b)	3,696	7,503
Ormat Technologies, Inc.	3,993	424,735
Talen Energy Corp.(a)	3,023	1,208,535
Vistra Corp.	22,602	4,255,957
		7,233,942
Industrial Conglomerates — 0.3%
3M Co.	35,693	5,942,884
Brookfield Business Corp., Class A(b)	1,503	54,799
Honeywell International, Inc.	42,532	8,562,968
		14,560,651
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	18,877	243,324
EastGroup Properties, Inc.	3,581	624,992
First Industrial Realty Trust, Inc.	8,452	467,227
Industrial Logistics Properties Trust	2,207	11,653
Innovative Industrial Properties, Inc.	1,807	90,621
Lineage, Inc.	4,537	178,758
LXP Industrial Trust	18,394	174,559
One Liberty Properties, Inc.	1,518	30,497
Plymouth Industrial REIT, Inc.	2,651	58,322
Prologis, Inc.	62,263	7,726,216
Rexford Industrial Realty, Inc.	16,079	664,384
STAG Industrial, Inc.	12,628	483,273
Terreno Realty Corp.	6,721	383,971
		11,137,797
Insurance — 1.8%
Aflac, Inc.	33,394	3,579,503
Allstate Corp.	17,685	3,387,031
Ambac Financial Group, Inc.(a)	2,001	16,428
American Coastal Insurance Corp.	2,983	35,319
American Financial Group, Inc.	4,533	596,905
American International Group, Inc.	38,787	3,062,622
AMERISAFE, Inc.	1,410	56,513
Aon PLC, Class A	14,032	4,780,422
Arch Capital Group Ltd.	24,583	2,121,759
Arthur J Gallagher & Co.	16,885	4,212,639
Aspen Insurance Holdings Ltd., Class A(a)(b)	1,163	42,740
Assurant, Inc.	3,356	710,532
Assured Guaranty Ltd.	3,483	280,660
Axis Capital Holdings Ltd.	5,372	503,142
Baldwin Insurance Group, Inc., Class A(a)(b)	4,318	95,428
Bowhead Specialty Holdings, Inc.(a)(b)	1,535	36,779
Brighthouse Financial, Inc.(a)	4,515	257,671
Brown & Brown, Inc.	18,638	1,486,194
Chubb Ltd.	24,946	6,908,545
Cincinnati Financial Corp.	10,286	1,590,113
CNA Financial Corp.	1,702	75,824
CNO Financial Group, Inc.	7,685	307,554
Crawford & Co., Class A	730	7,906
Employers Holdings, Inc.	798	30,428
Everest Group Ltd.	2,740	861,785
F&G Annuities & Life, Inc.	1,150	34,097
Fidelis Insurance Holdings Ltd.	4,637	83,373
Fidelity National Financial, Inc., Class A	17,437	963,220
First American Financial Corp.	6,362	397,689
Genworth Financial, Inc., Class A(a)	14,365	121,241
Security	Shares	Value
Insurance (continued)
Globe Life, Inc.	5,758	$ 757,235
Goosehead Insurance, Inc., Class A	1,654	113,580
Greenlight Capital Re Ltd., Class A(a)	1,310	15,877
Hamilton Insurance Group Ltd., Class B(a)	3,783	89,544
Hanover Insurance Group, Inc.	2,331	398,321
Hartford Insurance Group, Inc.	19,304	2,397,171
HCI Group, Inc.	694	141,583
Heritage Insurance Holdings, Inc.(a)	2,283	53,947
Hippo Holdings, Inc.(a)	930	34,205
Horace Mann Educators Corp.	2,646	118,303
Investors Title Co.	51	13,188
James River Group Holdings Ltd.	3,570	18,207
Kemper Corp.	4,044	181,940
Kestrel Group Ltd.(a)(b)	760	15,078
Kinsale Capital Group, Inc.	1,495	597,208
Lemonade, Inc.(a)	3,392	203,791
Lincoln National Corp.	11,067	464,814
Loews Corp.	11,528	1,147,728
Markel Group, Inc.(a)	840	1,658,605
Marsh & McLennan Cos., Inc.	33,048	5,887,501
MBIA, Inc.(a)	2,769	18,912
Mercury General Corp.	1,620	125,226
MetLife, Inc.	38,638	3,084,085
Old Republic International Corp.	15,725	620,508
Oscar Health, Inc., Class A(a)(b)	12,587	226,566
Palomar Holdings, Inc.(a)	1,645	187,546
Primerica, Inc.	2,471	642,139
Principal Financial Group, Inc.	15,425	1,296,317
ProAssurance Corp.(a)	3,591	86,004
Progressive Corp.	39,273	8,090,238
Prudential Financial, Inc.	24,287	2,525,848
Reinsurance Group of America, Inc.	4,378	798,810
RenaissanceRe Holdings Ltd.	3,037	771,671
RLI Corp.	5,332	314,375
Root, Inc., Class A(a)	829	66,751
Ryan Specialty Holdings, Inc., Class A	7,076	387,765
Safety Insurance Group, Inc.	1,725	118,559
Selective Insurance Group, Inc.	4,243	319,668
Selectquote, Inc.(a)	8,469	17,616
SiriusPoint Ltd.(a)	4,652	84,666
Skyward Specialty Insurance Group, Inc.(a)(b)	2,846	129,749
Stewart Information Services Corp.	1,779	121,452
Tiptree, Inc.	1,651	29,239
Travelers Cos., Inc.	15,111	4,059,117
Trupanion, Inc.(a)	2,521	100,815
United Fire Group, Inc.	1,438	43,471
Universal Insurance Holdings, Inc.	1,090	33,594
Unum Group	11,546	847,707
W.R. Berkley Corp.	19,589	1,397,479
White Mountains Insurance Group Ltd.(b)	161	306,634
Willis Towers Watson PLC	6,650	2,082,115
		79,886,530
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	387,240	108,888,016
Alphabet, Inc., Class C	318,076	89,640,178
Angi, Inc., Class A(a)	2,753	36,532
Bumble, Inc., Class A(a)(b)	6,338	35,176
Cargurus, Inc., Class A(a)	5,337	187,435
Cars.com, Inc.(a)(b)	4,460	47,900
EverQuote, Inc., Class A(a)	2,540	54,712
fuboTV, Inc., Class A(a)(b)	21,357	80,729
Getty Images Holdings, Inc., Class A(a)	12,015	22,588
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Grindr, Inc.(a)(b)	2,746	$ 38,060
IAC, Inc.(a)	4,083	131,554
Match Group, Inc.	15,869	513,203
MediaAlpha, Inc., Class A(a)	3,417	43,567
Meta Platforms, Inc., Class A	146,027	94,676,605
Nextdoor Holdings, Inc., Class A(a)	10,985	21,421
Pinterest, Inc., Class A(a)	39,023	1,291,661
QuinStreet, Inc.(a)	3,026	44,755
Reddit, Inc., Class A(a)	7,875	1,645,481
Rumble, Inc., Class A(a)(b)	5,901	40,481
Shutterstock, Inc.	1,395	34,917
Teads Holding Co.(a)(b)	4,466	6,610
TripAdvisor, Inc.(a)(b)	7,461	119,824
TrueCar, Inc.(a)	5,805	12,771
Trump Media & Technology Group Corp., Class A(a)(b)	10,629	162,889
Vimeo, Inc.(a)	7,862	61,324
Webtoon Entertainment, Inc.(a)(b)	2,047	35,884
Yelp, Inc.(a)	4,499	148,377
Ziff Davis, Inc.(a)	3,041	103,090
ZipRecruiter, Inc., Class A(a)(b)	5,115	23,785
ZoomInfo Technologies, Inc., Class A(a)	20,001	224,411
		298,373,936
IT Services — 1.2%
Accenture PLC, Class A	41,776	10,448,178
Akamai Technologies, Inc.(a)	9,908	744,091
Amdocs Ltd.	7,366	620,659
Applied Digital Corp.(a)(b)	13,606	471,584
ASGN, Inc.(a)	3,190	142,784
Backblaze, Inc., Class A(a)	5,118	52,767
BigBear.ai Holdings, Inc.(a)(b)	20,508	141,915
Cloudflare, Inc., Class A(a)	20,709	5,245,590
Cognizant Technology Solutions Corp., Class A	32,321	2,355,555
Commerce.com, Inc., Series 1(a)	4,449	20,599
DigitalOcean Holdings, Inc.(a)	4,788	194,680
DXC Technology Co.(a)	13,047	185,267
EPAM Systems, Inc.(a)	3,704	605,752
Fastly, Inc., Class A(a)(b)	7,006	58,080
Gartner, Inc.(a)	5,077	1,260,822
Globant SA(a)(b)	2,826	174,025
GoDaddy, Inc., Class A(a)	9,280	1,235,446
Grid Dynamics Holdings, Inc., Class A(a)	3,516	32,839
Hackett Group, Inc.	1,720	31,149
Information Services Group, Inc.	4,090	22,536
International Business Machines Corp.	62,245	19,134,736
Kyndryl Holdings, Inc.(a)	15,918	460,349
MongoDB, Inc., Class A(a)	5,346	1,923,598
Okta, Inc., Class A(a)	11,090	1,015,068
Rackspace Technology, Inc.(a)	2,884	4,614
Snowflake, Inc., Class A(a)	20,996	5,771,381
TSS, Inc.(a)(b)	1,396	28,283
Tucows, Inc., Class A(a)(b)	474	9,082
Twilio, Inc., Class A(a)	9,597	1,294,443
Unisys Corp.(a)	3,469	12,384
VeriSign, Inc.	5,578	1,337,604
VTEX, Class A(a)(b)	6,014	27,003
		55,062,863
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	1,776	137,338
Brunswick Corp.	4,560	301,462
Clarus Corp.	1,492	4,983
Funko, Inc., Class A(a)	2,563	7,997
Hasbro, Inc.	8,813	672,520
Security	Shares	Value
Leisure Products (continued)
JAKKS Pacific, Inc.	934	$ 15,878
Johnson Outdoors, Inc., Class A	138	5,621
Latham Group, Inc.(a)	2,161	15,667
Malibu Boats, Inc., Class A(a)	1,332	37,123
MasterCraft Boat Holdings, Inc.(a)(b)	1,420	28,485
Mattel, Inc.(a)	22,495	413,458
Outdoor Holding Co.(a)(b)	3,293	5,269
Peloton Interactive, Inc., Class A(a)(b)	24,496	177,841
Polaris, Inc.	3,366	222,493
Smith & Wesson Brands, Inc.	2,956	28,333
Sturm Ruger & Co., Inc.	1,052	44,615
Topgolf Callaway Brands Corp.(a)	9,369	88,162
YETI Holdings, Inc.(a)	5,240	178,108
		2,385,353
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)(b)	8,120	110,757
Adaptive Biotechnologies Corp.(a)	10,614	184,259
Agilent Technologies, Inc.	19,080	2,792,549
Avantor, Inc.(a)	44,960	531,427
Azenta, Inc.(a)	2,445	73,839
BioLife Solutions, Inc.(a)	2,281	63,572
Bio-Rad Laboratories, Inc., Class A(a)(b)	1,328	424,362
Bio-Techne Corp.	10,430	652,605
Bruker Corp.	7,063	275,033
Charles River Laboratories International, Inc.(a)	3,335	600,533
Codexis, Inc.(a)(b)	3,610	8,556
CryoPort, Inc.(a)(b)	2,296	21,215
Cytek Biosciences, Inc.(a)	7,712	30,077
Danaher Corp.	42,559	9,166,357
Fortrea Holdings, Inc.(a)	5,591	58,482
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	4,326	56,195
Illumina, Inc.(a)	10,737	1,326,449
IQVIA Holdings, Inc.(a)	11,335	2,453,574
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	6,620	20,787
MaxCyte, Inc.(a)	6,350	9,779
Medpace Holdings, Inc.(a)	1,495	874,441
Mesa Laboratories, Inc.	342	24,586
Mettler-Toledo International, Inc.(a)	1,404	1,988,471
Niagen Bioscience, Inc.(a)(b)	3,449	26,006
OmniAb, Inc.(a)(b)	10,048	15,574
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	37,190
Qiagen NV	13,992	655,525
Quanterix Corp.(a)	3,192	17,045
Quantum-Si, Inc., Class A(a)(b)	7,468	16,056
Repligen Corp.(a)	3,472	517,536
Revvity, Inc.	7,775	727,662
Sotera Health Co.(a)	11,646	193,324
Standard BioTools, Inc.(a)(b)	23,888	28,666
Tempus AI, Inc., Class A(a)(b)	5,621	505,047
Thermo Fisher Scientific, Inc.	25,231	14,315,817
Waters Corp.(a)	3,982	1,392,107
West Pharmaceutical Services, Inc.	4,879	1,376,220
		41,571,680
Machinery — 1.8%
3D Systems Corp.(a)(b)	7,065	20,206
Aebi Schmidt Holding AG(b)	2,053	22,891
AGCO Corp.	4,160	429,146
Alamo Group, Inc.	698	124,747
Albany International Corp., Class A	2,042	115,536
Allison Transmission Holdings, Inc.	5,893	486,467

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Astec Industries, Inc.	1,273	$ 59,233
Atmus Filtration Technologies, Inc.	5,919	269,196
Blue Bird Corp.(a)(b)	2,169	108,363
Caterpillar, Inc.	30,935	17,857,538
Chart Industries, Inc.(a)	2,897	578,299
CNH Industrial NV	59,013	619,046
Columbus McKinnon Corp.	1,466	23,793
Crane Co.	3,344	635,360
Cummins, Inc.	9,186	4,020,528
Deere & Co.	16,318	7,532,878
Donaldson Co., Inc.	7,903	665,828
Douglas Dynamics, Inc.	1,306	39,480
Dover Corp.	8,813	1,599,207
Energy Recovery, Inc.(a)(b)	3,940	67,413
Enerpac Tool Group Corp., Class A	3,599	147,703
Enpro, Inc.	1,416	328,526
Esab Corp.	3,969	463,659
ESCO Technologies, Inc.	1,757	385,609
Federal Signal Corp.	4,147	489,470
Flowserve Corp.	9,048	617,526
Fortive Corp.	22,187	1,116,894
Franklin Electric Co., Inc.	2,913	276,065
Gates Industrial Corp. PLC(a)	16,092	355,311
Gorman-Rupp Co.	1,213	54,549
Graco, Inc.	11,073	905,439
Graham Corp.(a)	870	54,192
Greenbrier Cos., Inc.	2,191	91,518
Helios Technologies, Inc.	1,936	107,177
Hillenbrand, Inc.	4,517	142,737
Hillman Solutions Corp.(a)	12,662	116,744
Hyster-Yale, Inc., Class A	682	24,511
IDEX Corp.	4,894	839,125
Illinois Tool Works, Inc.	19,430	4,739,366
Ingersoll Rand, Inc.	27,131	2,070,909
ITT, Inc.	5,168	956,442
JBT Marel Corp.(b)	3,490	440,089
Kadant, Inc.	797	220,498
Kennametal, Inc.	4,869	106,875
Lincoln Electric Holdings, Inc.	3,751	879,422
Lindsay Corp.	692	76,978
Luxfer Holdings PLC	2,208	26,938
Manitowoc Co., Inc.(a)	2,189	22,262
Mayville Engineering Co., Inc.(a)(b)	1,707	30,419
Microvast Holdings, Inc.(a)(b)	14,073	76,698
Middleby Corp.(a)	3,368	418,407
Miller Industries, Inc.	1,094	43,913
Mueller Industries, Inc.	7,460	789,790
Mueller Water Products, Inc., Class A	10,406	267,018
Nordson Corp.	3,567	827,366
Omega Flex, Inc.	130	3,595
Oshkosh Corp.	4,238	522,503
Otis Worldwide Corp.	26,303	2,439,866
PACCAR, Inc.	34,490	3,393,816
Parker-Hannifin Corp.	8,582	6,632,427
Park-Ohio Holdings Corp.	1,119	23,085
Pentair PLC	10,896	1,158,790
Proto Labs, Inc.(a)	1,922	95,639
RBC Bearings, Inc.(a)	2,094	897,342
REV Group, Inc.	3,064	157,091
Snap-on, Inc.	3,365	1,129,126
SPX Technologies, Inc.(a)	3,151	705,477
Standex International Corp.	780	181,919
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	10,268	$ 695,349
Tennant Co.	1,312	104,960
Terex Corp.	4,498	206,998
Timken Co.	4,100	321,891
Titan International, Inc.(a)	2,632	19,872
Toro Co.	6,851	511,975
Trinity Industries, Inc.	5,760	157,651
Wabash National Corp.	3,518	28,214
Watts Water Technologies, Inc., Class A	1,869	509,489
Westinghouse Air Brake Technologies Corp.	11,311	2,312,421
Worthington Enterprises, Inc.	1,931	108,310
Xylem, Inc.	16,325	2,462,626
		78,565,732
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	616	7,971
Costamare, Inc.	3,080	37,638
Genco Shipping & Trading Ltd.	2,396	40,828
Himalaya Shipping Ltd.	5,534	43,386
Kirby Corp.(a)	3,877	401,192
Matson, Inc.	2,099	211,894
Safe Bulkers, Inc.	7,287	34,176
		777,085
Media — 0.4%
Advantage Solutions, Inc., Class A(a)(b)	3,751	4,801
Altice USA, Inc., Class A(a)(b)	18,560	41,389
AMC Networks, Inc., Class A(a)	2,229	16,896
Boston Omaha Corp., Class A(a)(b)	863	10,977
Cable One, Inc.	350	51,993
Charter Communications, Inc., Class A(a)(b)	5,885	1,376,148
Comcast Corp., Class A	243,987	6,791,378
DoubleVerify Holdings, Inc.(a)	10,846	123,427
EchoStar Corp., Class A(a)	8,900	666,343
Entravision Communications Corp., Class A	1,689	3,496
EW Scripps Co., Class A(a)	2,946	7,159
Fox Corp., Class A	14,858	960,570
Fox Corp., Class B	8,564	500,223
Gannett Co., Inc.(a)	7,997	42,384
Gray Media, Inc.	6,043	27,617
Ibotta, Inc., Class A(a)(b)	1,173	37,841
iHeartMedia, Inc., Class A(a)(b)	7,236	21,491
Integral Ad Science Holding Corp.(a)	6,266	63,976
Interpublic Group of Cos., Inc.	23,196	595,209
John Wiley & Sons, Inc., Class A	2,734	100,803
Liberty Broadband Corp., Class A(a)	1,051	56,218
Liberty Broadband Corp., Class C(a)	7,749	417,051
Magnite, Inc.(a)(b)	10,289	183,967
National CineMedia, Inc.	7,897	34,905
New York Times Co., Class A	11,013	627,631
News Corp., Class A	24,095	638,517
News Corp., Class B	8,912	271,549
Nexstar Media Group, Inc., Class A	1,948	381,282
Nexxen International Ltd.(a)(b)	3,975	32,675
NIQ Global Intelligence PLC(a)	2,799	34,708
Omnicom Group, Inc.	13,023	976,985
PubMatic, Inc., Class A(a)	2,634	22,020
Scholastic Corp.	1,648	47,248
Sinclair, Inc., Class A	2,203	30,093
Sirius XM Holdings, Inc.	13,128	284,746
Stagwell, Inc., Class A(a)(b)	3,725	17,694
TechTarget, Inc.(a)(b)	1,792	9,838
TEGNA, Inc.	11,352	223,294
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Thryv Holdings, Inc.(a)	1,791	$ 13,809
Trade Desk, Inc., Class A(a)	30,006	1,508,702
WideOpenWest, Inc.(a)	3,478	17,842
		17,274,895
Metals & Mining — 0.5%
Alcoa Corp.	16,782	617,410
Alpha Metallurgical Resources, Inc.(a)	727	125,960
Anglogold Ashanti PLC	33,556	2,281,808
Caledonia Mining Corp. PLC	1,362	38,299
Century Aluminum Co.(a)	4,543	134,564
Cleveland-Cliffs, Inc.(a)	33,645	418,207
Coeur Mining, Inc.(a)	42,396	727,939
Commercial Metals Co.	7,607	451,552
Compass Minerals International, Inc.(a)	2,480	43,003
Constellium SE, Class A(a)	9,126	143,552
Dakota Gold Corp.(a)(b)	6,771	27,626
Freeport-McMoRan, Inc.	96,006	4,003,450
Hecla Mining Co.	37,783	486,267
Idaho Strategic Resources, Inc.(a)	1,524	50,384
Ivanhoe Electric, Inc.(a)(b)	3,722	55,048
Kaiser Aluminum Corp.	1,048	94,876
Lifezone Metals Ltd.(a)(b)	5,680	28,230
Materion Corp.	1,409	161,514
Metallus, Inc.(a)	2,945	51,803
MP Materials Corp., Class A(a)(b)	9,023	569,261
Newmont Corp.	73,470	5,948,866
NioCorp Developments Ltd.(a)(b)	7,629	56,226
Novagold Resources, Inc.(a)	16,803	139,297
Nucor Corp.	15,517	2,328,326
Olympic Steel, Inc.	384	14,208
Perpetua Resources Corp.(a)(b)	5,064	121,688
Ramaco Resources, Inc., Class A(a)	1,470	44,629
Reliance, Inc.	3,596	1,015,618
Royal Gold, Inc.	5,479	957,674
Ryerson Holding Corp.	2,155	47,539
Southern Copper Corp.	5,559	771,589
SSR Mining, Inc.(a)	14,331	323,307
Steel Dynamics, Inc.	9,170	1,437,856
SunCoke Energy, Inc.	5,143	41,195
Tredegar Corp.(a)(b)	2,663	18,401
U.S. Antimony Corp.(a)(b)	8,002	64,576
Warrior Met Coal, Inc.	3,308	224,415
Worthington Steel, Inc.	1,931	61,773
		24,127,936
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	1,378	4,478
AGNC Investment Corp.	67,007	670,070
Angel Oak Mortgage REIT, Inc.	1,604	14,548
Annaly Capital Management, Inc.	42,792	905,907
Apollo Commercial Real Estate Finance, Inc.	11,046	108,140
Arbor Realty Trust, Inc.	10,209	103,009
Ares Commercial Real Estate Corp., Class C	2,603	11,609
ARMOUR Residential REIT, Inc.	8,113	131,593
Blackstone Mortgage Trust, Inc., Class A	11,316	209,120
BrightSpire Capital, Inc., Class A	5,031	25,960
Chimera Investment Corp.	7,278	92,867
Claros Mortgage Trust, Inc.	6,855	21,936
Dynex Capital, Inc.	9,622	127,395
Ellington Financial, Inc.	5,436	72,408
Franklin BSP Realty Trust, Inc.	5,397	54,726
Invesco Mortgage Capital, Inc.	3,079	23,185
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	4,580	$ 37,281
Ladder Capital Corp., Class A	6,531	69,033
MFA Financial, Inc.	6,287	56,520
New York Mortgage Trust, Inc.	4,414	29,441
Orchid Island Capital, Inc.	11,723	84,757
PennyMac Mortgage Investment Trust	5,334	64,221
Ready Capital Corp.	9,961	29,186
Redwood Trust, Inc.	6,308	33,495
Rithm Capital Corp.	33,875	371,609
Starwood Property Trust, Inc.	23,672	430,357
Sunrise Realty Trust, Inc.	459	4,535
TPG RE Finance Trust, Inc.	3,418	29,566
Two Harbors Investment Corp.	7,086	68,876
		3,885,828
Multi-Utilities — 0.5%
Ameren Corp.	17,763	1,812,181
Avista Corp.	5,874	223,506
Black Hills Corp.	5,050	320,321
CenterPoint Energy, Inc.	43,574	1,666,270
CMS Energy Corp.	19,648	1,445,110
Consolidated Edison, Inc.	23,821	2,320,404
Dominion Energy, Inc.	57,214	3,357,890
DTE Energy Co.	13,661	1,851,612
NiSource, Inc.	31,890	1,342,888
Northwestern Energy Group, Inc.	4,722	281,762
Public Service Enterprise Group, Inc.	33,657	2,711,408
Sempra	43,512	4,000,493
Unitil Corp.	767	37,391
WEC Energy Group, Inc.	21,194	2,368,006
		23,739,242
Office REITs — 0.1%
Brandywine Realty Trust	10,235	35,106
BXP, Inc.	10,424	742,085
City Office REIT, Inc.	1,953	13,476
COPT Defense Properties	7,249	204,204
Cousins Properties, Inc.	12,093	313,571
Douglas Emmett, Inc.	11,576	149,793
Easterly Government Properties, Inc.	2,498	54,007
Empire State Realty Trust, Inc., Class A	7,712	56,992
Highwoods Properties, Inc.	7,001	200,439
Hudson Pacific Properties, Inc.(a)	23,185	56,571
JBG SMITH Properties	4,615	89,946
Kilroy Realty Corp.	7,474	315,777
NET Lease Office Properties	892	26,180
Paramount Group, Inc.(a)	10,176	66,551
Peakstone Realty Trust	1,886	25,480
Piedmont Realty Trust, Inc., Class A	6,483	52,253
Postal Realty Trust, Inc., Class A	1,151	17,046
SL Green Realty Corp.	5,014	257,469
Vornado Realty Trust	11,598	440,028
		3,116,974
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	23,105	398,561
Antero Resources Corp.(a)	19,448	601,138
APA Corp.	23,662	535,944
Ardmore Shipping Corp.	2,633	33,149
Berry Corp.	4,825	16,260
BKV Corp.(a)(b)	1,820	42,934
California Resources Corp.	4,705	221,935
Calumet, Inc.(a)	4,768	93,262
Centrus Energy Corp., Class A(a)(b)	1,066	391,712

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.	14,735	$ 3,123,820
Chevron Corp.	128,450	20,259,134
Chord Energy Corp.	3,652	331,309
Civitas Resources, Inc.	6,747	194,516
Clean Energy Fuels Corp.(a)	11,389	32,573
CNX Resources Corp.(a)	9,931	334,277
Comstock Resources, Inc.(a)	4,604	86,325
ConocoPhillips	84,348	7,495,163
Core Natural Resources, Inc.	3,361	265,519
Coterra Energy, Inc.	51,116	1,209,405
Crescent Energy Co., Class A	12,377	104,338
CVR Energy, Inc.(a)	1,753	62,389
Delek U.S. Holdings, Inc.	4,418	166,824
Devon Energy Corp.	42,009	1,364,872
DHT Holdings, Inc.	8,078	107,276
Diamondback Energy, Inc.	12,785	1,830,684
Diversified Energy Co. PLC	3,413	43,174
Dorian LPG Ltd.	2,259	65,172
DT Midstream, Inc.(a)	6,752	739,277
Empire Petroleum Corp.(a)(b)	2,087	6,282
Encore Energy Corp.(a)(b)	10,541	32,572
Energy Fuels, Inc./Canada(a)(b)	15,151	310,747
EOG Resources, Inc.	36,512	3,864,430
EQT Corp.	41,504	2,223,784
Excelerate Energy, Inc., Class A	1,997	51,742
Expand Energy Corp.	14,945	1,543,968
Exxon Mobil Corp.	289,539	33,111,680
FLEX LNG Ltd.	1,825	47,395
FutureFuel Corp.	1,697	6,669
Gevo, Inc.(a)(b)	22,524	52,706
Golar LNG Ltd.	6,652	273,065
Granite Ridge Resources, Inc.	5,252	27,731
Green Plains, Inc.(a)(b)	5,321	54,700
Gulfport Energy Corp.(a)	980	182,290
HF Sinclair Corp.	10,934	564,194
HighPeak Energy, Inc.(b)	727	4,835
International Seaways, Inc.	2,882	147,645
Kinder Morgan, Inc.	130,309	3,412,793
Kinetik Holdings, Inc., Class A	2,472	95,197
Kosmos Energy Ltd.(a)(b)	30,237	47,472
Magnolia Oil & Gas Corp., Class A	12,787	287,196
Marathon Petroleum Corp.	20,651	4,025,086
Matador Resources Co.	7,435	293,385
Murphy Oil Corp.	9,297	263,105
NACCO Industries, Inc., Class A	532	22,493
Navigator Holdings Ltd.	2,844	46,755
New Fortress Energy, Inc., Class A(a)(b)	4,142	5,343
NextDecade Corp.(a)(b)	8,405	49,842
Nordic American Tankers Ltd.	13,383	49,249
Northern Oil & Gas, Inc.	7,187	159,048
Occidental Petroleum Corp.	46,609	1,920,291
ONEOK, Inc.	41,529	2,782,443
Ovintiv, Inc.	17,522	657,250
Par Pacific Holdings, Inc.(a)	3,399	135,892
PBF Energy, Inc., Class A	5,810	198,528
Peabody Energy Corp.	8,602	235,867
Permian Resources Corp., Class A	43,334	544,275
Phillips 66	27,219	3,705,595
Range Resources Corp.	16,340	580,887
REX American Resources Corp.(a)	2,152	68,929
Riley Exploration Permian, Inc.	425	11,059
Sable Offshore Corp., Class A(a)(b)	5,421	56,704
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc.	1,890	$ 22,510
Scorpio Tankers, Inc.	3,001	185,162
SFL Corp. Ltd.	11,434	85,298
SM Energy Co.	7,077	147,839
Talos Energy, Inc.(a)	7,922	77,715
Targa Resources Corp.	14,285	2,200,461
Teekay Corp. Ltd.	4,449	42,799
Teekay Tankers Ltd., Class A	1,541	94,001
Texas Pacific Land Corp.	1,309	1,234,884
Uranium Energy Corp.(a)(b)	27,651	418,360
VAALCO Energy, Inc.	8,384	32,949
Valero Energy Corp.	20,799	3,526,678
Viper Energy, Inc., Class A	10,945	411,094
Vital Energy, Inc.(a)	2,426	38,112
Vitesse Energy, Inc.	1,510	32,843
W&T Offshore, Inc.	7,555	15,866
Williams Cos., Inc.	81,529	4,718,083
World Kinect Corp.	4,001	103,426
		115,700,141
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	18,550
Louisiana-Pacific Corp.	4,046	352,447
Magnera Corp.(a)(b)	3,180	28,906
Sylvamo Corp.	2,521	102,353
		502,256
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	7,417	309,512
Allegiant Travel Co.(a)	932	57,952
American Airlines Group, Inc.(a)	44,102	579,059
Delta Air Lines, Inc.	43,316	2,485,472
Frontier Group Holdings, Inc.(a)(b)	2,715	10,480
JetBlue Airways Corp.(a)(b)	21,282	89,384
Joby Aviation, Inc., Class A(a)(b)	30,013	520,426
SkyWest, Inc.(a)	2,892	290,588
Southwest Airlines Co.	31,418	951,965
Strata Critical Medical, Inc., Class A(a)(b)	4,235	21,302
Sun Country Airlines Holdings, Inc.(a)	2,011	24,695
United Airlines Holdings, Inc.(a)	21,983	2,067,281
		7,408,116
Personal Care Products — 0.1%
Beauty Health Co., Class A(a)	6,871	9,825
BellRing Brands, Inc.(a)	8,741	263,366
Coty, Inc., Class A(a)	25,648	101,823
Edgewell Personal Care Co.	3,579	69,397
elf Beauty, Inc.(a)	3,535	431,765
Estee Lauder Cos., Inc., Class A	15,781	1,525,865
Herbalife Ltd.(a)(b)	6,918	55,344
Honest Co., Inc.(a)(b)	9,280	31,645
Interparfums, Inc.	1,217	108,496
Kenvue, Inc.	126,675	1,820,320
Medifast, Inc.(a)	711	8,546
Nature’s Sunshine Products, Inc.(a)	255	3,437
Nu Skin Enterprises, Inc., Class A	3,335	35,751
Olaplex Holdings, Inc.(a)(b)	8,979	9,338
USANA Health Sciences, Inc.(a)	667	14,107
Waldencast PLC, Class A(a)(b)	3,027	5,479
		4,494,504
Pharmaceuticals — 2.7%
Alumis, Inc.(a)	2,921	13,875
Amneal Pharmaceuticals, Inc., Class A(a)	11,827	127,968
Amphastar Pharmaceuticals, Inc.(a)	1,929	49,189
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.(a)(b)	6,202	$ 86,394
ANI Pharmaceuticals, Inc.(a)	1,440	130,464
Aquestive Therapeutics, Inc.(a)(b)	7,440	50,741
Arvinas, Inc.(a)	4,655	47,202
Atea Pharmaceuticals, Inc.(a)(b)	3,928	12,766
Avadel Pharmaceuticals PLC(a)	6,470	122,218
Axsome Therapeutics, Inc.(a)(b)	2,571	347,059
Bristol-Myers Squibb Co.	135,993	6,265,197
Collegium Pharmaceutical, Inc.(a)	1,943	69,948
Corcept Therapeutics, Inc.(a)	6,353	466,755
CorMedix, Inc.(a)	4,992	55,561
Crinetics Pharmaceuticals, Inc.(a)(b)	5,879	255,736
Edgewise Therapeutics, Inc.(a)(b)	4,396	80,359
Elanco Animal Health, Inc.(a)	31,802	704,414
Eli Lilly & Co.	53,604	46,252,747
Enliven Therapeutics, Inc.(a)(b)	2,827	66,208
Esperion Therapeutics, Inc.(a)	15,925	47,297
Eton Pharmaceuticals, Inc.(a)(b)	2,925	52,679
Evolus, Inc.(a)(b)	4,724	30,517
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	31,377
Fulcrum Therapeutics, Inc.(a)(b)	5,883	51,476
Harmony Biosciences Holdings, Inc.(a)	2,403	68,654
Harrow, Inc.(a)(b)	1,688	63,756
Indivior PLC(a)(b)	8,197	240,746
Innoviva, Inc.(a)	4,370	79,534
Jazz Pharmaceuticals PLC(a)	3,923	539,962
Johnson & Johnson	160,939	30,396,549
LENZ Therapeutics, Inc.(a)(b)	1,314	39,052
Ligand Pharmaceuticals, Inc.(a)	1,120	214,267
Liquidia Corp.(a)(b)	3,849	93,762
Maze Therapeutics, Inc.(a)(b)	1,815	59,732
Merck & Co., Inc.	168,255	14,466,565
Mind Medicine MindMed, Inc.(a)(b)	5,931	84,220
Nuvation Bio, Inc., Class A(a)(b)	9,777	51,036
Ocular Therapeutix, Inc.(a)	10,818	126,138
Omeros Corp.(a)	4,825	35,367
Organon & Co.	17,485	118,024
Pacira BioSciences, Inc.(a)(b)	2,757	58,945
Perrigo Co. PLC	8,973	186,100
Pfizer, Inc.	378,602	9,332,539
Phathom Pharmaceuticals, Inc.(a)	3,139	42,533
Phibro Animal Health Corp., Class A	1,710	71,923
Prestige Consumer Healthcare, Inc.(a)	3,378	204,707
Rapport Therapeutics, Inc.(a)(b)	1,625	47,011
Royalty Pharma PLC, Class A	25,488	956,820
Septerna, Inc.(a)(b)	1,749	36,029
SIGA Technologies, Inc.	2,502	20,717
Supernus Pharmaceuticals, Inc.(a)	3,326	183,362
Tarsus Pharmaceuticals, Inc.(a)(b)	2,885	198,517
Terns Pharmaceuticals, Inc.(a)	3,157	26,077
Theravance Biopharma, Inc.(a)(b)	5,256	77,053
Third Harmonic Bio, Inc.(a)(d)	1,258	38
Trevi Therapeutics, Inc.(a)(b)	6,134	71,522
Viatris, Inc.	80,192	830,789
WaVe Life Sciences Ltd.(a)	9,433	85,274
Xeris Biopharma Holdings, Inc.(a)(b)	12,064	117,021
Zevra Therapeutics, Inc.(a)(b)	5,553	56,530
Zoetis, Inc., Class A	29,907	4,309,300
		119,008,318
Professional Services — 0.7%
Alight, Inc., Class A	30,678	88,353
Amentum Holdings, Inc.(a)	10,917	244,650
Security	Shares	Value
Professional Services (continued)
Asure Software, Inc.(a)(b)	833	$ 7,372
Automatic Data Processing, Inc.	27,230	7,087,969
Barrett Business Services, Inc.	1,308	52,935
BlackSky Technology, Inc., Class A(a)(b)	2,704	57,108
Booz Allen Hamilton Holding Corp., Class A	8,084	704,601
Broadridge Financial Solutions, Inc.	7,765	1,711,406
CACI International, Inc., Class A(a)	1,450	815,262
CBIZ, Inc.(a)(b)	2,985	164,175
Clarivate PLC(a)(b)	30,144	102,490
Concentrix Corp.	3,231	130,242
Conduent, Inc.(a)	11,206	26,670
CRA International, Inc.	456	86,863
CSG Systems International, Inc.	2,157	168,828
Dayforce, Inc.(a)	10,318	709,259
Equifax, Inc.	8,206	1,732,287
ExlService Holdings, Inc.(a)	10,597	414,343
Exponent, Inc.	3,516	248,968
First Advantage Corp.(a)(b)	5,027	63,491
Forrester Research, Inc.(a)	474	3,380
Franklin Covey Co.(a)	875	14,857
FTI Consulting, Inc.(a)	2,088	344,541
Genpact Ltd.	10,911	416,255
Heidrick & Struggles International, Inc.	1,059	61,814
Huron Consulting Group, Inc.(a)	1,073	176,444
IBEX Holdings Ltd.(a)	997	37,258
ICF International, Inc.	1,207	96,898
Innodata, Inc.(a)(b)	2,252	168,022
Insperity, Inc.	2,314	102,094
Jacobs Solutions, Inc.	8,109	1,263,463
KBR, Inc.	8,525	365,211
Kelly Services, Inc., Class A	1,865	20,907
Kforce, Inc.	1,435	36,305
Korn Ferry	3,503	226,644
Legalzoom.com, Inc.(a)	9,589	95,602
Leidos Holdings, Inc.	8,623	1,642,423
ManpowerGroup, Inc.	2,953	90,539
Maximus, Inc.	4,014	333,644
Parsons Corp.(a)	3,556	295,646
Paychex, Inc.	21,408	2,505,378
Paycom Software, Inc.	3,453	646,022
Paylocity Holding Corp.(a)	2,941	415,475
Planet Labs PBC, Class A(a)(b)	16,998	228,623
Resolute Holdings Management, Inc.(a)(b)	240	17,678
Resources Connection, Inc.	2,633	11,585
Robert Half, Inc.	6,974	182,649
Science Applications International Corp.	3,352	314,116
Spire Global, Inc., Class A(a)(b)	3,429	37,308
SS&C Technologies Holdings, Inc.	14,406	1,223,357
TIC Solutions, Inc.(a)(b)	10,979	133,175
TransUnion	12,872	1,044,949
TriNet Group, Inc.	2,005	120,300
TrueBlue, Inc.(a)(b)	1,967	9,324
TTEC Holdings, Inc.(a)	1,040	3,630
Upwork, Inc.(a)	7,682	122,451
Verisk Analytics, Inc.	9,248	2,023,092
Verra Mobility Corp., Class A(a)	10,289	238,808
Willdan Group, Inc.(a)	706	66,724
		29,753,863
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	63,647
CBRE Group, Inc., Class A(a)	19,815	3,020,400
Compass, Inc., Class A(a)	32,083	247,360

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
CoStar Group, Inc.(a)(b)	28,035	$ 1,929,088
Cushman & Wakefield PLC(a)	10,268	161,208
eXp World Holdings, Inc.	6,844	70,083
Forestar Group, Inc.(a)	1,192	31,004
FRP Holdings, Inc.(a)	372	8,816
Howard Hughes Holdings, Inc.(a)(b)	2,191	173,702
Jones Lang LaSalle, Inc.(a)	3,141	958,288
Kennedy-Wilson Holdings, Inc.	8,538	64,547
Marcus & Millichap, Inc.	1,555	45,422
Newmark Group, Inc., Class A	9,252	164,963
RE/MAX Holdings, Inc., Class A(a)	632	5,012
Real Brokerage, Inc.(a)(b)	8,923	33,194
RMR Group, Inc., Class A	541	8,369
Seaport Entertainment Group, Inc.(a)(b)	550	13,238
St. Joe Co.	3,170	179,993
Stratus Properties, Inc.(a)	955	17,944
Tejon Ranch Co.(a)(b)	507	8,021
Zillow Group, Inc., Class A(a)	3,560	254,647
Zillow Group, Inc., Class C(a)	10,893	816,757
		8,275,703
Residential REITs — 0.2%
American Homes 4 Rent, Class A	23,215	733,594
Apartment Investment and Management Co., Class A	8,722	46,401
AvalonBay Communities, Inc.	9,294	1,616,412
BRT Apartments Corp.	1,270	18,682
Camden Property Trust	7,289	725,110
Centerspace	916	54,273
Clipper Realty, Inc.	393	1,529
Elme Communities	5,837	96,019
Equity LifeStyle Properties, Inc.	12,732	777,289
Equity Residential	24,964	1,483,860
Essex Property Trust, Inc.	4,289	1,079,842
Independence Realty Trust, Inc.	14,480	230,666
Invitation Homes, Inc.	41,048	1,155,501
Mid-America Apartment Communities, Inc.	7,780	997,629
NexPoint Residential Trust, Inc.	1,405	43,091
Sun Communities, Inc.	8,507	1,076,986
UDR, Inc.	21,207	714,464
UMH Properties, Inc.	3,850	55,979
Veris Residential, Inc.	4,759	68,339
		10,975,666
Retail REITs — 0.3%
Acadia Realty Trust	9,600	183,072
Agree Realty Corp.	7,136	520,999
Alexander’s, Inc.	94	20,767
Brixmor Property Group, Inc.	20,308	531,257
CBL & Associates Properties, Inc.	1,773	52,428
Curbline Properties Corp.	6,406	147,722
Federal Realty Investment Trust	5,622	540,780
Getty Realty Corp.	5,977	163,949
InvenTrust Properties Corp.	5,089	139,439
Kimco Realty Corp.	43,774	904,371
Kite Realty Group Trust	13,877	307,237
Macerich Co.	17,207	295,100
NETSTREIT Corp.	6,670	124,195
NNN REIT, Inc.	12,170	492,398
Phillips Edison & Co., Inc.	9,517	322,055
Realty Income Corp.	60,051	3,481,757
Regency Centers Corp.	12,236	843,672
Saul Centers, Inc.	796	23,570
Simon Property Group, Inc.	21,700	3,813,992
Security	Shares	Value
Retail REITs (continued)
SITE Centers Corp.	3,203	$ 23,478
Tanger, Inc.	7,151	232,837
Urban Edge Properties	11,668	224,376
Whitestone REIT	2,512	31,501
		13,420,952
Semiconductors & Semiconductor Equipment — 13.3%
ACM Research, Inc., Class A(a)	2,930	121,478
Advanced Micro Devices, Inc.(a)	107,715	27,587,966
Aehr Test Systems(a)(b)	1,691	43,949
Allegro MicroSystems, Inc.(a)	8,666	259,287
Alpha & Omega Semiconductor Ltd.(a)	1,720	48,263
Ambarella, Inc.(a)(b)	2,957	252,025
Amkor Technology, Inc.	7,508	242,358
Analog Devices, Inc.	33,130	7,756,727
Applied Materials, Inc.	53,683	12,513,507
Astera Labs, Inc.(a)	8,432	1,574,086
Axcelis Technologies, Inc.(a)(b)	1,979	157,449
Broadcom, Inc.	308,911	114,182,773
CEVA, Inc.(a)	1,470	39,999
Cirrus Logic, Inc.(a)	3,540	469,581
Cohu, Inc.(a)(b)	3,237	77,008
Credo Technology Group Holding Ltd.(a)	9,893	1,856,125
Diodes, Inc.(a)	2,733	145,833
Enphase Energy, Inc.(a)	8,750	266,962
Entegris, Inc.	9,901	906,635
First Solar, Inc.(a)	6,887	1,838,416
FormFactor, Inc.(a)	4,805	264,035
GLOBALFOUNDRIES, Inc.(a)(b)	6,396	227,698
Ichor Holdings Ltd.(a)	2,288	51,892
Impinj, Inc.(a)(b)	1,813	366,516
indie Semiconductor, Inc., Class A(a)(b)	9,909	53,310
Intel Corp.(a)	292,205	11,685,278
KLA Corp.	8,892	10,748,116
Kulicke & Soffa Industries, Inc.	3,436	137,199
Lam Research Corp.	85,315	13,433,700
Lattice Semiconductor Corp.(a)	9,208	671,816
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,260	631,034
Marvell Technology, Inc.	57,647	5,403,830
MaxLinear, Inc.(a)	4,731	71,675
Microchip Technology, Inc.	35,593	2,221,715
Micron Technology, Inc.	74,702	16,716,066
MKS, Inc.	4,374	628,588
Monolithic Power Systems, Inc.	3,084	3,099,420
Navitas Semiconductor Corp.(a)(b)	6,957	93,641
NVE Corp.	349	24,098
NVIDIA Corp.	1,565,429	316,983,717
ON Semiconductor Corp.(a)	28,573	1,430,936
Onto Innovation, Inc.(a)	3,247	438,215
PDF Solutions, Inc.(a)	1,754	51,094
Penguin Solutions, Inc.(a)	3,469	77,255
Photronics, Inc.(a)	3,827	91,465
Power Integrations, Inc.	4,332	181,467
Qorvo, Inc.(a)	5,693	540,380
QUALCOMM, Inc.	72,281	13,075,633
Rambus, Inc.(a)	7,321	752,892
Rigetti Computing, Inc.(a)(b)	19,292	854,057
Semtech Corp.(a)(b)	5,988	406,346
Silicon Laboratories, Inc.(a)	2,276	298,338
SiTime Corp.(a)(b)	1,478	428,088
SkyWater Technology, Inc.(a)(b)	811	14,180
Skyworks Solutions, Inc.	9,749	757,692
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)	2,754	$ 195,369
Teradyne, Inc.	10,649	1,935,562
Texas Instruments, Inc.	60,807	9,817,898
Ultra Clean Holdings, Inc.(a)	2,740	75,103
Universal Display Corp.	3,018	444,491
Veeco Instruments, Inc.(a)	4,264	122,590
		585,842,822
Software — 10.6%
8x8, Inc.(a)	6,460	11,886
A10 Networks, Inc.	4,857	86,649
ACI Worldwide, Inc.(a)	6,881	327,742
Adeia, Inc.	7,863	133,986
Adobe, Inc.(a)(b)	28,395	9,663,102
Agilysys, Inc.(a)	1,744	218,802
Alarm.com Holdings, Inc.(a)	2,898	142,640
Alkami Technology, Inc.(a)(b)	3,958	80,308
Amplitude, Inc., Class A(a)	6,810	68,441
Appfolio, Inc., Class A(a)	1,549	394,112
Appian Corp., Class A(a)	2,774	83,026
AppLovin Corp., Class A(a)	15,944	10,161,590
Arteris, Inc.(a)(b)	4,902	66,716
Asana, Inc., Class A(a)(b)	4,988	70,081
Atlassian Corp., Class A(a)	10,892	1,845,323
Aurora Innovation, Inc., Class A(a)(b)	67,381	353,076
Autodesk, Inc.(a)	14,173	4,270,892
AvePoint, Inc., Class A(a)	8,422	118,498
Bentley Systems, Inc., Class B	10,566	537,070
Bill Holdings, Inc.(a)	6,567	326,117
Bit Digital, Inc.(a)(b)	21,501	78,694
Bitdeer Technologies Group, Class A(a)	6,565	145,743
Blackbaud, Inc.(a)(b)	2,852	182,642
BlackLine, Inc.(a)	3,699	211,768
Blend Labs, Inc., Class A(a)(b)	18,420	60,970
Box, Inc., Class A(a)	9,468	303,828
Braze, Inc., Class A(a)(b)	4,951	141,896
C3.ai, Inc., Class A(a)(b)	7,563	132,958
Cadence Design Systems, Inc.(a)	18,204	6,165,513
CCC Intelligent Solutions Holdings, Inc.(a)(b)	34,769	303,186
Cerence, Inc.(a)	2,169	23,273
Cipher Mining, Inc.(a)(b)	17,805	332,063
Circle Internet Group, Inc., Class A(a)(b)	3,146	399,479
Cleanspark, Inc.(a)(b)	17,985	320,133
Clear Secure, Inc., Class A	5,118	155,946
Clearwater Analytics Holdings, Inc., Class A(a)(b)	16,743	308,239
Commvault Systems, Inc.(a)	2,946	410,142
Confluent, Inc., Class A(a)	18,856	440,665
Consensus Cloud Solutions, Inc.(a)	1,250	36,650
Core Scientific, Inc.(a)	18,810	405,167
Crowdstrike Holdings, Inc., Class A(a)	16,306	8,854,321
CS Disco, Inc.(a)	1,888	11,932
Daily Journal Corp.(a)(b)	60	24,302
Datadog, Inc., Class A(a)	20,631	3,358,933
Digimarc Corp.(a)(b)	1,006	9,788
Digital Turbine, Inc.(a)(b)	5,723	35,712
Docusign, Inc.(a)	13,566	992,217
Dolby Laboratories, Inc., Class A	3,672	243,527
Domo, Inc., Class B(a)	1,416	19,399
Dropbox, Inc., Class A(a)	12,374	358,846
D-Wave Quantum, Inc.(a)(b)	19,448	720,743
Dynatrace, Inc.(a)	19,228	972,360
eGain Corp.(a)(b)	724	10,440
Security	Shares	Value
Software (continued)
Elastic NV(a)	5,871	$ 523,811
EverCommerce, Inc.(a)(b)	1,361	15,774
Fair Isaac Corp.(a)	1,575	2,613,760
Five9, Inc.(a)	4,935	119,822
Fortinet, Inc.(a)	42,426	3,666,879
Freshworks, Inc., Class A(a)	13,713	152,214
Gen Digital, Inc.	36,876	972,051
Gitlab, Inc., Class A(a)	9,320	454,350
Guidewire Software, Inc.(a)	5,624	1,313,991
HubSpot, Inc.(a)	3,372	1,658,754
Hut 8 Corp.(a)	6,710	339,929
I3 Verticals, Inc., Class A(a)(b)	1,114	34,256
Informatica, Inc., Class A(a)	6,189	153,920
Intapp, Inc.(a)	3,997	153,405
InterDigital, Inc.	1,667	603,387
Intuit, Inc.	18,260	12,189,463
Jamf Holding Corp.(a)	7,462	95,887
Life360, Inc.(a)(b)	902	89,036
LiveRamp Holdings, Inc.(a)	3,784	103,455
Manhattan Associates, Inc.(a)	4,034	734,470
MARA Holdings, Inc.(a)(b)	23,300	425,691
Microsoft Corp.	496,069	256,869,489
Mitek Systems, Inc.(a)(b)	2,481	22,850
N-able, Inc.(a)	4,241	33,207
nCino, Inc.(a)(b)	7,678	204,849
NCR Voyix Corp.(a)	10,611	121,072
NextNav, Inc.(a)(b)	5,887	78,591
Nutanix, Inc., Class A(a)	17,326	1,234,304
ON24, Inc.(a)	1,991	10,990
OneSpan, Inc.	2,737	31,202
Ooma, Inc.(a)	719	8,074
Oracle Corp.	110,807	29,099,026
Pagaya Technologies Ltd., Class A(a)(b)	3,119	83,870
PagerDuty, Inc.(a)	5,772	92,698
Palantir Technologies, Inc., Class A(a)	146,138	29,296,285
Palo Alto Networks, Inc.(a)	43,825	9,652,018
PAR Technology Corp.(a)(b)	2,535	89,587
Pegasystems, Inc.	5,766	367,006
Porch Group, Inc.(a)	5,006	75,340
Procore Technologies, Inc.(a)	7,918	584,507
Progress Software Corp.(a)	2,817	120,117
PROS Holdings, Inc.(a)	3,022	69,657
PTC, Inc.(a)	7,992	1,586,732
Q2 Holdings, Inc.(a)	4,365	269,582
Qualys, Inc.(a)	2,390	294,591
Rapid7, Inc.(a)	4,301	79,612
Red Violet, Inc.	1,105	59,261
Rezolve AI PLC(a)(b)	9,418	40,403
Rimini Street, Inc.(a)	3,501	13,934
RingCentral, Inc., Class A(a)	5,642	169,937
Riot Platforms, Inc.(a)	22,613	447,285
Roper Technologies, Inc.	7,141	3,185,957
Rubrik, Inc., Class A(a)	7,779	585,525
SailPoint, Inc.(a)(b)	3,973	86,135
Salesforce, Inc.	62,306	16,225,106
Samsara, Inc., Class A(a)	18,245	732,902
Sapiens International Corp. NV	2,240	96,432
SEMrush Holdings, Inc., Class A(a)(b)	3,049	22,136
SentinelOne, Inc., Class A(a)	20,693	369,370
ServiceNow, Inc.(a)	13,795	12,681,468
SoundHound AI, Inc., Class A(a)(b)	24,578	433,064
SoundThinking, Inc.(a)(b)	707	6,610

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Sprinklr, Inc., Class A(a)	8,010	$ 61,837
Sprout Social, Inc., Class A(a)	4,520	46,420
SPS Commerce, Inc.(a)	2,494	205,107
Strategy, Inc., Class A(a)(b)	17,657	4,758,738
Synopsys, Inc.(a)	12,359	5,608,761
Tenable Holdings, Inc.(a)	8,614	249,978
Teradata Corp.(a)	6,137	127,956
Terawulf, Inc.(a)(b)	18,134	281,077
Tyler Technologies, Inc.(a)	2,848	1,356,389
UiPath, Inc., Class A(a)(b)	26,584	421,622
Unity Software, Inc.(a)	20,882	791,428
Varonis Systems, Inc.(a)	7,148	251,824
Verint Systems, Inc.(a)	4,508	91,422
Vertex, Inc., Class A(a)(b)	4,559	104,401
Viant Technology, Inc., Class A(a)(b)	883	7,841
Weave Communications, Inc.(a)	1,600	11,856
Workday, Inc., Class A(a)	14,469	3,471,403
Workiva, Inc., Class A(a)	3,224	274,072
Xperi, Inc.(a)	2,213	14,871
Yext, Inc.(a)	5,854	49,583
Zeta Global Holdings Corp., Class A(a)	11,604	208,756
Zoom Communications, Inc., Class A(a)	17,750	1,548,333
Zscaler, Inc.(a)	6,605	2,187,180
		469,207,473
Specialized REITs — 0.7%
American Tower Corp.	31,231	5,589,724
Crown Castle, Inc.	29,317	2,644,980
CubeSmart	14,934	562,564
Digital Realty Trust, Inc.	22,457	3,826,897
EPR Properties	5,098	249,904
Equinix, Inc.	6,517	5,513,447
Extra Space Storage, Inc.	14,171	1,892,395
Farmland Partners, Inc.	2,041	20,471
Four Corners Property Trust, Inc.	9,299	219,828
Gaming and Leisure Properties, Inc.	18,451	824,022
Gladstone Land Corp.	2,385	21,608
Iron Mountain, Inc.	19,785	2,036,866
Lamar Advertising Co., Class A	5,872	696,361
Millrose Properties, Inc., Class A	8,362	269,340
National Storage Affiliates Trust	4,998	145,392
Outfront Media, Inc.	8,862	156,769
PotlatchDeltic Corp.	4,938	197,520
Public Storage	10,521	2,930,730
Rayonier, Inc.	9,729	214,719
Safehold, Inc.	5,180	74,747
SBA Communications Corp.	7,241	1,386,507
Smartstop Self Storage REIT, Inc.	2,509	86,184
VICI Properties, Inc.	70,423	2,111,986
Weyerhaeuser Co.	49,087	1,129,001
		32,801,962
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	4,608
Abercrombie & Fitch Co., Class A(a)	2,848	206,622
Academy Sports & Outdoors, Inc.	4,486	214,835
Advance Auto Parts, Inc.	3,773	177,821
American Eagle Outfitters, Inc.	11,875	198,431
America’s Car-Mart, Inc.(a)(b)	281	6,249
Arhaus, Inc., Class A(a)	3,604	36,112
Arko Corp., Class A	6,136	27,029
Asbury Automotive Group, Inc.(a)	1,245	292,077
AutoNation, Inc.(a)	1,791	357,967
Security	Shares	Value
Specialty Retail (continued)
AutoZone, Inc.(a)	1,111	$ 4,082,292
BARK, Inc., Class A(a)(b)	12,225	11,098
Bath & Body Works, Inc.	14,692	359,660
Bed Bath and Beyond, Inc.(a)(b)	2,560	19,738
Best Buy Co., Inc.	13,031	1,070,366
Boot Barn Holdings, Inc.(a)	2,108	399,782
Buckle, Inc.	2,387	130,808
Build-A-Bear Workshop, Inc.	669	36,273
Burlington Stores, Inc.(a)	4,201	1,149,352
Caleres, Inc.	2,081	22,974
Camping World Holdings, Inc., Class A	5,362	70,564
CarMax, Inc.(a)(b)	10,339	433,307
Carvana Co., Class A(a)	8,821	2,703,989
Chewy, Inc., Class A(a)	14,097	475,351
Designer Brands, Inc., Class A	3,326	12,273
Dick’s Sporting Goods, Inc.	4,188	927,433
EVgo, Inc., Class A(a)(b)	14,256	58,592
Five Below, Inc.(a)	3,521	553,748
Floor & Decor Holdings, Inc., Class A(a)	7,043	440,047
GameStop Corp., Class A(a)(b)	26,440	589,348
Gap, Inc.	15,061	344,144
Genesco, Inc.(a)(b)	1,043	30,257
Group 1 Automotive, Inc.	843	335,126
Haverty Furniture Cos., Inc.	1,048	22,857
Home Depot, Inc.	66,628	25,291,322
Lands’ End, Inc.(a)(b)	889	13,993
Lithia Motors, Inc., Class A	1,685	529,225
Lowe’s Cos., Inc.	37,418	8,910,348
MarineMax, Inc.(a)	887	21,971
Monro, Inc.	2,222	32,552
Murphy USA, Inc.	1,233	441,661
National Vision Holdings, Inc.(a)	5,351	137,788
ODP Corp.(a)	2,145	59,803
OneWater Marine, Inc., Class A(a)(b)	684	10,623
O’Reilly Automotive, Inc.(a)	56,965	5,379,775
Penske Automotive Group, Inc.	1,283	205,370
Petco Health & Wellness Co., Inc.(a)(b)	5,201	16,539
RealReal, Inc.(a)(b)	6,755	82,479
Revolve Group, Inc., Class A(a)(b)	2,911	64,391
RH(a)	990	170,765
Ross Stores, Inc.	21,342	3,391,671
Sally Beauty Holdings, Inc.(a)	7,155	108,112
Shoe Carnival, Inc.	744	13,638
Signet Jewelers Ltd.	2,786	275,396
Sleep Number Corp.(a)(b)	1,237	6,803
Sonic Automotive, Inc., Class A	786	49,935
Stitch Fix, Inc., Class A(a)(b)	5,133	21,507
ThredUp, Inc., Class A(a)(b)	4,885	42,939
TJX Cos., Inc.	74,891	10,495,225
Tractor Supply Co.	35,540	1,923,069
Ulta Beauty, Inc.(a)	3,040	1,580,435
Upbound Group, Inc.	3,756	72,791
Urban Outfitters, Inc.(a)	4,306	278,211
Valvoline, Inc.(a)	9,171	302,735
Victoria’s Secret & Co.(a)	3,970	139,942
Warby Parker, Inc., Class A(a)(b)	7,251	142,047
Wayfair, Inc., Class A(a)	6,576	680,682
Williams-Sonoma, Inc.	8,023	1,559,190
Winmark Corp.	223	89,907
Zumiez, Inc.(a)	980	21,217
		78,365,187
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	975,147	$ 263,650,494
CompoSecure, Inc., Class A(a)	2,890	57,396
Corsair Gaming, Inc.(a)	2,367	19,291
Dell Technologies, Inc., Class C	20,207	3,273,736
Diebold Nixdorf, Inc.(a)(b)	1,969	116,466
Eastman Kodak Co.(a)(b)	6,701	42,484
Hewlett Packard Enterprise Co.	88,491	2,160,950
HP, Inc.	63,585	1,759,397
Immersion Corp.	1,222	8,175
IonQ, Inc.(a)(b)	18,304	1,141,804
NetApp, Inc.	13,456	1,584,848
Pure Storage, Inc., Class A(a)(b)	20,590	2,032,233
Quantum Computing, Inc.(a)(b)	7,944	132,744
Sandisk Corp.(a)	9,107	1,815,298
Super Micro Computer, Inc.(a)	34,765	1,806,390
Turtle Beach Corp.(a)(b)	776	13,114
Western Digital Corp.	23,017	3,457,384
Xerox Holdings Corp.	8,090	26,859
		283,099,063
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	10,105	315,579
Birkenstock Holding PLC(a)	3,587	143,157
Capri Holdings Ltd.(a)	7,359	152,699
Carter’s, Inc.	2,358	74,041
Columbia Sportswear Co.	2,057	102,089
Crocs, Inc.(a)	3,586	292,940
Deckers Outdoor Corp.(a)	9,953	811,169
Ermenegildo Zegna NV	4,497	45,914
Figs, Inc., Class A(a)(b)	8,730	65,126
G-III Apparel Group Ltd.(a)	2,509	67,367
Hanesbrands, Inc.(a)	26,900	177,809
Kontoor Brands, Inc.	3,741	302,722
Lululemon Athletica, Inc.(a)	7,121	1,214,415
Movado Group, Inc.	1,241	22,599
NIKE, Inc., Class B	77,040	4,976,013
On Holding AG, Class A(a)	14,831	550,972
Oxford Industries, Inc.	1,115	41,088
PVH Corp.	3,100	242,823
Ralph Lauren Corp., Class A	2,572	822,165
Rocky Brands, Inc.	309	8,711
Steven Madden Ltd.	4,857	164,701
Superior Group of Cos., Inc.	2,443	22,818
Tapestry, Inc.	14,010	1,538,578
Under Armour, Inc., Class A(a)	11,440	52,738
Under Armour, Inc., Class C(a)	12,665	56,233
VF Corp.	24,444	343,194
Wolverine World Wide, Inc.	6,004	136,291
		12,743,951
Tobacco — 0.5%
Altria Group, Inc.	113,082	6,375,563
Philip Morris International, Inc.	104,234	15,044,093
Turning Point Brands, Inc.	1,352	121,545
Universal Corp.	1,429	72,422
		21,613,623
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,878	439,229
Alta Equipment Group, Inc., Class A	2,017	12,344
Applied Industrial Technologies, Inc.	2,577	662,521
BlueLinx Holdings, Inc.(a)	421	27,550
Boise Cascade Co.	2,660	187,503
Core & Main, Inc., Class A(a)	12,684	661,851
Security	Shares	Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.(a)(b)	2,724	$ 16,044
Distribution Solutions Group, Inc.(a)(b)	564	15,420
DNOW, Inc.(a)	6,770	99,519
DXP Enterprises, Inc.(a)	797	95,361
Fastenal Co.	76,747	3,158,139
Ferguson Enterprises, Inc.	12,895	3,204,408
FTAI Aviation Ltd.	6,736	1,164,654
GATX Corp.	2,427	380,675
Global Industrial Co.	1,009	28,676
Herc Holdings, Inc.	2,230	316,772
Hudson Technologies, Inc.(a)	2,482	22,524
McGrath RentCorp	1,530	164,383
MRC Global, Inc.(a)	6,858	95,669
MSC Industrial Direct Co., Inc., Class A	3,328	282,581
NPK International, Inc.(a)	4,910	60,393
QXO, Inc.(a)(b)	40,776	720,512
Rush Enterprises, Inc., Class A	4,246	209,795
Rush Enterprises, Inc., Class B	598	31,377
SiteOne Landscape Supply, Inc.(a)	3,012	390,867
Titan Machinery, Inc.(a)	1,169	19,172
Transcat, Inc.(a)(b)	682	49,547
United Rentals, Inc.	4,282	3,730,393
Watsco, Inc.	2,354	866,296
WESCO International, Inc.	3,217	834,908
Willis Lease Finance Corp.	295	37,872
WW Grainger, Inc.	2,939	2,877,281
Xometry, Inc., Class A(a)(b)	2,667	129,856
		20,994,092
Water Utilities — 0.1%
American States Water Co.	2,476	176,563
American Water Works Co., Inc.	12,832	1,648,014
California Water Service Group	4,461	197,979
Consolidated Water Co. Ltd.	1,168	39,724
Essential Utilities, Inc.	18,660	728,300
Global Water Resources, Inc.	881	8,739
H2O America	2,859	132,229
Middlesex Water Co.	1,348	77,470
Pure Cycle Corp.(a)(b)	1,623	17,869
York Water Co.	673	20,910
		3,047,797
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	31,550
Millicom International Cellular SA	6,700	315,637
Spok Holdings, Inc.	1,840	26,293
Telephone and Data Systems, Inc.	6,742	261,724
T-Mobile U.S., Inc.	30,493	6,405,055
		7,040,259
Total Common Stocks — 99.4% (Cost: $2,029,359,111)		4,391,626,044
Investment Companies
Equity Funds — 0.8%
iShares Russell 3000 ETF(c)	88,795	34,370,769
Total Investment Companies — 0.8% (Cost: $32,213,262)		34,370,769
Rights
Biotechnology — 0.0%
Chinook Therapeutics, CVR(d)	3,836	652

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Contra Aduro Biotech I, CVR(d)	400	$ 200
Icosavax, Inc.	890	276
Inhibrx, Inc., CVR(d)	2,243	2,625
		3,753
Total Rights — 0.0% (Cost: $1,734)		3,753
Total Long-Term Investments — 100.2% (Cost: $2,061,574,107)		4,426,000,566
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(e)(f)	71,431,924	71,467,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(e)	8,814,138	8,814,138
Total Short-Term Securities — 1.8% (Cost: $80,281,778)		80,281,778
Total Investments — 102.0% (Cost: $2,141,855,885)		4,506,282,344
Liabilities in Excess of Other Assets — (2.0)%		(86,591,525)
Net Assets — 100.0%		$ 4,419,690,819

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,194,904	$ 18,267,990 (a)	$ —	$ 4,746	$ —	$ 71,467,640	71,431,924	$ 135,706 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,631,359	—	(3,817,221)(a)	—	—	8,814,138	8,814,138	160,158	—
Blackrock, Inc.	11,406,281	—	(109,182)	8,590	(242,619)	11,063,070	10,217	53,231	—
iShares Russell 3000 ETF	20,365,955	78,362,933	(67,446,376)	1,829,031	1,259,226	34,370,769	88,795	82,849	—
				$ 1,842,367	$ 1,016,607	$ 125,715,617		$ 431,944	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	8	12/19/25	$ 996	$ 6,279
S&P 500 E-Mini Index	25	12/19/25	8,593	133,414
				$ 139,693
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 100,006,102	$ —	$ —	$ 100,006,102
Air Freight & Logistics	11,236,606	—	—	11,236,606
Automobile Components	5,526,843	—	—	5,526,843
Automobiles	95,172,280	—	—	95,172,280
Banks	167,839,072	—	—	167,839,072
Beverages	40,705,234	—	—	40,705,234
Biotechnology	93,050,519	—	—	93,050,519
Broadline Retail	163,427,797	—	—	163,427,797
Building Products	26,647,402	—	—	26,647,402
Capital Markets	145,439,780	—	—	145,439,780
Chemicals	45,200,906	—	—	45,200,906
Commercial Services & Supplies	22,717,235	—	—	22,717,235
Communications Equipment	40,571,779	—	—	40,571,779
Construction & Engineering	17,486,655	—	—	17,486,655
Construction Materials	11,354,437	—	—	11,354,437
Consumer Finance	30,317,346	—	—	30,317,346
Consumer Staples Distribution & Retail	73,496,162	—	—	73,496,162
Containers & Packaging	9,532,552	—	—	9,532,552
Distributors	2,450,265	—	—	2,450,265
Diversified Consumer Services	5,154,693	—	—	5,154,693
Diversified REITs	1,893,396	—	—	1,893,396
Diversified Telecommunication Services	26,176,012	—	—	26,176,012
Electric Utilities	63,787,246	—	—	63,787,246
Electrical Equipment	47,904,217	—	—	47,904,217
Electronic Equipment, Instruments & Components	37,981,570	—	—	37,981,570
Energy Equipment & Services	13,491,565	—	—	13,491,565
Entertainment	73,164,353	—	—	73,164,353
Financial Services	156,777,162	—	—	156,777,162
Food Products	21,785,600	—	—	21,785,600
Gas Utilities	5,081,005	—	—	5,081,005
Ground Transportation	37,796,263	—	—	37,796,263
Health Care Equipment & Supplies	84,420,982	—	—	84,420,982
Health Care Providers & Services	72,629,817	—	—	72,629,817
Health Care REITs	15,112,396	—	—	15,112,396
Health Care Technology	4,222,336	—	—	4,222,336
Hotel & Resort REITs	2,011,422	—	—	2,011,422

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 83,715,033	$ —	$ —	$ 83,715,033
Household Durables	16,964,781	—	—	16,964,781
Household Products	33,381,031	—	—	33,381,031
Independent Power and Renewable Electricity Producers	7,233,942	—	—	7,233,942
Industrial Conglomerates	14,560,651	—	—	14,560,651
Industrial REITs	11,137,797	—	—	11,137,797
Insurance	79,886,530	—	—	79,886,530
Interactive Media & Services	298,373,936	—	—	298,373,936
IT Services	55,062,863	—	—	55,062,863
Leisure Products	2,385,353	—	—	2,385,353
Life Sciences Tools & Services	41,571,680	—	—	41,571,680
Machinery	78,565,732	—	—	78,565,732
Marine Transportation	777,085	—	—	777,085
Media	17,274,895	—	—	17,274,895
Metals & Mining	24,127,936	—	—	24,127,936
Mortgage Real Estate Investment Trusts (REITs)	3,885,828	—	—	3,885,828
Multi-Utilities	23,739,242	—	—	23,739,242
Office REITs	3,116,974	—	—	3,116,974
Oil, Gas & Consumable Fuels	115,700,141	—	—	115,700,141
Paper & Forest Products	502,256	—	—	502,256
Passenger Airlines	7,408,116	—	—	7,408,116
Personal Care Products	4,494,504	—	—	4,494,504
Pharmaceuticals	119,008,280	—	38	119,008,318
Professional Services	29,753,863	—	—	29,753,863
Real Estate Management & Development	8,275,703	—	—	8,275,703
Residential REITs	10,975,666	—	—	10,975,666
Retail REITs	13,420,952	—	—	13,420,952
Semiconductors & Semiconductor Equipment	585,842,822	—	—	585,842,822
Software	469,207,473	—	—	469,207,473
Specialized REITs	32,587,243	214,719	—	32,801,962
Specialty Retail	78,365,187	—	—	78,365,187
Technology Hardware, Storage & Peripherals	283,099,063	—	—	283,099,063
Textiles, Apparel & Luxury Goods	12,743,951	—	—	12,743,951
Tobacco	21,613,623	—	—	21,613,623
Trading Companies & Distributors	20,994,092	—	—	20,994,092
Water Utilities	3,047,797	—	—	3,047,797
Wireless Telecommunication Services	7,040,259	—	—	7,040,259
Investment Companies	34,370,769	—	—	34,370,769
Rights	—	276	3,477	3,753
Short-Term Securities
Money Market Funds	80,281,778	—	—	80,281,778
	$4,506,063,834	$214,995	$3,515	$4,506,282,344
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 139,693	$ —	$ —	$ 139,693

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments